As filed with the Securities and Exchange Commission on August 25, 2003


                                                     1933 Act File No. 333-28697
                                                     1940 Act File No. 811-8243

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A


      REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933              [ X ]
            Pre-Effective Amendment No.
                                                ------                     [   ]
            Post-Effective Amendment No.          15
                                                ------                     [ X ]


                                     and/or


      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      [ X ]
            Amendment No.            16
                                   ------

                        (Check appropriate box or boxes.)


                                  POTOMAC FUNDS
               (Exact name of Registrant as Specified in Charter)

                                500 Fifth Avenue
                                    Suite 415
                            New York, New York 10110
               (Address of Principal Executive Office) (Zip Code)

       Registrant's Telephone Number, including Area Code: (212) 997-5198

                                Daniel D. O'Neill
                                500 Fifth Avenue
                                    Suite 415
                            New York, New York 10110
                     (Name and Address of Agent for Service)

                                    Copy to:
                              Robert J. Zutz, Esq.
                           Kirkpatrick & Lockhart LLP
                          1800 Massachusetts Avenue, NW
                             Washington, D.C. 20036



It is proposed that this filing will become effective (check appropriate box)
      [ X ] immediately upon filing pursuant to paragraph (b)
      [   ] on (date) pursuant to paragraph (b)
      [   ] 60 days after filing pursuant to paragraph (a)(1)
      [   ] on (date) pursuant to paragraph (a)(1)
      [   ] 75 days after filing pursuant to paragraph (a)(2)
      [   ] on (date) pursuant to paragraph (a)(2) of Rule 485.


If appropriate, check the following box:
      [   ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                  POTOMAC FUNDS

                       CONTENTS OF REGISTRATION STATEMENT

This registration document is comprised of the following:

            Cover Sheet

            Contents of Registration Statement:

            Prospectus for the Investor Class of Potomac Horizon Fund

            Prospectus for the Advisor Class of Potomac Horizon Fund

            Statement of Additional Information for the Investor Class and Advisor Class of Potomac Horizon Fund

            Part C of Form N-1A

            Signature Page

            Exhibits

                                   PROSPECTUS



                            THE POTOMAC HORIZON FUND


                                500 Fifth Avenue
                                    Suite 415
                            New York, New York 10110

                                 (800) 851-0511


                                 INVESTOR CLASS





   LIKE SHARES OF ALL MUTUAL FUNDS, THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES
AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS.
            ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                                 August 25, 2003

                                TABLE OF CONTENTS

                                                                            Page


OVERVIEW.......................................................................1
ABOUT THE FUND.................................................................2
  Potomac Horizon Fund.........................................................2
  Risk Factors.................................................................3
  Historical Performance.......................................................4
  Fees and Expenses of the Fund................................................4
ABOUT YOUR INVESTMENT..........................................................6
  Share Prices of the Fund ....................................................6
  Rule 12b-1 Fees..............................................................6
  How to Invest in Investor Class Shares of the Fund...........................6
  How to Exchange Investor Class Shares of the Fund............................8
  How to Sell Investor Class Shares of the Fund................................8
  Account and Transaction Policies.............................................9
ADDITIONAL INFORMATION........................................................10
  Management of the Fund......................................................10
  Distributions and Taxes.....................................................11
MORE INFORMATION ON THE POTOMAC FUNDS.................................Back Cover



In deciding whether to invest in the Fund described herein, you should rely on information in this Prospectus or the Statement of Additional Information (the "SAI"). The Potomac Funds (the "Trust") has not authorized others to provide additional information. The Trust does not authorize the use of this Prospectus in any state or jurisdiction in which such offering may not legally be made.


                                       I

                                    OVERVIEW

      This Prospectus describes the POTOMAC HORIZON FUND (the "Fund") of the Potomac Funds. The Fund currently offers for sale Investor Class shares and Advisor Class shares, which are offered in another prospectus.

      Rafferty Asset Management, LLC ("Rafferty") serves as the Fund's investment adviser and Horizon Investments, LLC ("Horizon" or "subadviser") serves as the Fund's subadviser. (Collectively, Rafferty and Horizon are referred to herein as "advisers" in certain circumstances.)

      The Fund seeks capital appreciation through a combination of dynamic asset allocation and sector rotation that attempts to invest the portfolio in the areas of the market that are performing well while avoiding and/or capitalizing on areas that are not performing well. The advisers have broad discretion in deciding how and when to invest the assets of the Fund. An investment team from Rafferty and the subadviser jointly will manage and be responsible for the Fund's assets. Horizon monitors market volatility, momentum, and fundamentals in an attempt to identify market segments that are rising and those that are declining. Rafferty positions the Fund's assets in accordance with Horizon's recommendations.

      The Fund may engage in a variety of investment techniques designed to create "long" positions to capitalize on the appreciation in the price of specific securities or stock indices through options, futures contracts and options on futures and "short" positions to capitalize on declines in the price of specific securities or stock indices through short sales or investments in a variety of derivative instruments, including options, futures contracts and options on futures.

      The Fund's dynamic asset allocation strategy may result in the investment of a large portion or all of the assets of the Fund in cash or cash equivalents at any given time to provide security of principal, current income and liquidity.

      There is no assurance that the Fund will achieve its objective.


                                  PROSPECTUS 1

                                 ABOUT THE FUND

POTOMAC HORIZON FUND
--------------------

FUND OBJECTIVE

      The Potomac Horizon Fund seeks capital appreciation.

PORTFOLIO INVESTMENT STRATEGY


      The Potomac Horizon Fund seeks capital appreciation through dynamic asset allocation that attempts to take "long" overweight positions in market sectors that are performing well while seeking to underweight or "short" market sectors that are performing poorly. The Fund is a "non-diversified" fund, meaning that a relatively high percentage of its assets may be invested in a limited number of issuers.

      The advisers jointly will actively manage the Fund's portfolio in anticipation of, and in response to, short-term market movements, which will require the advisers to respond to changing market conditions. The Fund may invest, whether directly or through other vehicles (I.E. futures contracts and stock indices options), in equities and fixed income securities and may seek exposure domestically and internationally.


      Equities   generally  include  common  stocks,   convertible   securities,
preferred stock, warrants, rights, exchange-traded funds, futures contacts, options contracts, options on futures contracts, and swaps.

      Rather than analyzing the prospects of individual companies, the subadviser chooses investment options from among market categories or investment vehicles which represent pools of securities, including major market indexes, more narrowly defined market sectors, exchange traded funds ("ETFs") and mutual funds, among other options. The advisers may reposition the Fund's portfolio in response to movements by particular indexes or even particular securities in an attempt to participate in a developing trend. The advisers also may attempt to anticipate market moves and initiate appropriate action in advance of actual market movements. The advisers will likely engage in frequent trading of the Fund's securities in an attempt to position the portfolio in line with the advisers' expectations for the near-term market movements.

      The Fund may invest significantly in futures contracts on stock indices, options on futures contracts and financial instruments such as options on securities and stock indices options in an attempt to produce economically "leveraged" investment results. Leveraging generates returns that are larger than what would be generated on the invested capital without leverage, thus changing small market movements into larger changes in the value of the investments of the Fund.

      In addition, the Fund may enter into long positions in stock index futures contracts, options on stock index futures contracts, swap agreements and options on securities and on stock indices to produce economically leveraged investment results. The Fund also may enter into short positions in equities, stock index futures contracts, options on stock index futures contracts, swap agreements, and options on securities and on stock indices. On a day-to-day basis, the Fund will hold U.S. Government securities and repurchase agreements to collateralize these futures, options contracts and swap agreements.

      Consistent with the Fund's dynamic asset allocation investment strategy, a large portion or all of the Fund's assets may be invested in cash or cash equivalents at any given time to provide security of principal, current income and liquidity. To earn income on available cash, a large portion or all of the assets of a Fund may be invested in high


                                  PROSPECTUS 2
quality, U.S. dollar-denominated short-term obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements that are fully collateralized by such obligations.

      The Fund's investment objective is not a fundamental policy and may be changed by the Trust's Board of Trustees without shareholder approval.


RISK FACTORS
------------

      An investment in the Fund entails risks. The Fund could lose money, or its performance could trail that of other investment alternatives. Rafferty cannot guarantee that the Fund will achieve its objective. In addition, the Fund presents some risks not traditionally associated with most mutual funds. It is important that investors closely review and understand these risks before making an investment in the Fund. These and other risks are described below.


RISKS OF THE ADVISERS' INVESTMENT STRATEGY:

      The principal risk of investing in the Fund is that the advisers' dynamic asset allocation strategy will not be successful. At any time, the advisers will not know whether that particular signal will turn out to have indicated the start of a major or minor market move in either direction, or whether it will prove to be a false signal. The Fund could be exposed to declining markets and/or could miss a market rise if the advisers' model does not correctly adjust to market movements. As a result, there is no assurance that the advisers' dynamic asset allocation strategy will enable the Fund to be invested consistent with the major trends of the market or enable the Fund to achieve its investment objectives of capital appreciation.


HIGH PORTFOLIO TURNOVER:

      The Fund's dynamic asset allocation strategy may result in significant portfolio turnover to take advantage of anticipated changes in market conditions. High portfolio turnover involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales also may result in adverse tax consequences to a Fund's shareholders. The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund's performance.


RISKS OF INVESTING IN EQUITY SECURITIES AND DERIVATIVES:

      The Fund may invest in publicly issued equity securities, including common stocks, as well as instruments that attempt to track the price movement of stock indices. Investments in common stocks and derivatives in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of common stocks in which the Fund invests will cause the net asset value of the Fund to fluctuate.


RISKS OF AGGRESSIVE INVESTMENT TECHNIQUES:

      The Fund uses investment techniques that may be considered aggressive. Risks associated with the use of futures contracts, and options on securities, securities indices, and on futures contracts include potentially dramatic price changes (losses) in the value of the instruments and imperfect correlations between the price of the contract and the underlying security or index. These instruments may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed.

                                  PROSPECTUS 3

SWAP AGREEMENT RISKS:


      The Fund may enter into swap agreements, which are two-party contracts whereby the parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The risks associated with such agreements include the risk that the counterparty to a swap agreement may default. If a counterparty defaults, the Fund's risk of loss will consist of any payments that the Fund is entitled to receive from the counterparty under the agreement. In addition, a Fund could suffer losses with respect to a swap agreement if the Fund is unable to terminate the agreement or reduce its exposure through offsetting transactions.



LEVERAGE RISK:

      The Fund may employ leveraged investment techniques. Use of leverage can magnify the effects of changes in the value of the Fund and makes them more volatile. The leveraged investment techniques that the Fund may employ could cause investors in the Fund to lose more money in adverse environments.

RISK OF SHORTING SECURITIES:


      The Fund may, from time to time, establish short positions designed to profit from the decline in the price of particular securities, baskets of securities or indexes. As a consequence, the Fund will lose value if and when the price of particular securities, baskets of securities or indexes rise - a result that is the opposite from traditional equity mutual funds.



RISK OF NON-DIVERSIFICATION:

      The Fund is non-diversified, which means that it may invest a high percentage of its assets in a limited number of securities. Since the Fund is non-diversified, its net asset values and total returns may fluctuate more or fall greater in times of weaker markets than a diversified mutual fund.

HISTORICAL PERFORMANCE
----------------------

      This Prospectus does not include a bar chart of annual total returns nor a performance table of average annual total returns because the Fund did not commence operations prior to the date of this Prospectus.

FEES AND EXPENSES OF THE FUND
-----------------------------


      The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. Because the Fund's shares were not offered prior to the date of this Prospectus, other expenses below reflect estimated expenses expected to be incurred for the fiscal year ending August 31, 2004.



                                  PROSPECTUS 4

      SHAREHOLDER FEES (fees paid directly from your investment)*
      ----------------


--------------------------------------------------------------------------------

                                                                       INVESTOR
                                                                        CLASS
--------------------------------------------------------------------------------

Maximum Sales Charge Imposed on Purchases (as a % of offering price)... None

Maximum Deferred Sales Charge (as a % of original purchase
price or sales proceeds, whichever is less)................             None


--------------------------------------------------------------------------------
*  You will be charged a $15 fee for wire redemptions.


ANNUAL OPERATING EXPENSES (%) (expenses that are deducted from Fund assets)
-------------------------

-------------------------------------------------
                                HORIZON FUND
                               INVESTOR CLASS
-------------------------------------------------

Management Fees                    1.00%
Service (12b-1) Fees               0.25%
Other Expenses*                    0.75%
-------------------------------------------------
                                   2.00%
Total Annual Operating
Expenses*
-------------------------------------------------


* Rafferty Asset Management, LLC has voluntarily agreed to waive all or a portion of its management fee and/or reimburse the Fund for Other Expenses through August 31, 2004 to the extent that the Fund's Total Annual Fund Operating Expenses exceed 2.00% for its Investor Class Shares. If the Fund's overall expenses fall below this percentage limitation, then the Fund may reimburse Rafferty within the following three years. Because this is a voluntary expense waiver, Rafferty may change or end the waiver at any time.



EXPENSE EXAMPLE


      The tables below are intended to help you compare the cost of investing in Investor Class shares of the Fund with the cost of investing in other mutual funds. The tables show what you would have paid if you invested $10,000 in the Fund over the periods shown and then redeemed all your shares at the end of those periods. It also assumes that your investment has a 5% return each year and the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


-------------------------------------------
FUND                    1 YEAR  3 YEARS

-------------------------------------------




Potomac Horizon Fund:    $203    $627
-------------------------------------------




                                  PROSPECTUS 5

                              ABOUT YOUR INVESTMENT

SHARE PRICES OF THE FUND
------------------------

      The Fund's share price is known as its net asset value per share (NAV). For the Fund, the Investor Class share prices are calculated as of fifteen minutes after the close of regular trading, usually 4:15 p.m. Eastern time, each day the NYSE is open for business. Share price is calculated by dividing a class' net assets by its shares outstanding. The Fund uses the following methods to price securities held in their portfolios:

      o equity securities, OTC securities, options and futures are valued at their last sales price, or if not available, the mean of the last bid and ask price,

      o     options on futures are valued at their closing price,

      o short-term debt securities and money market securities are valued using the "amortized" cost method, and

      o securities for which a price is unavailable will be valued at fair value estimates by Rafferty under the supervision of the Board of Trustees.

      The Fund reserves the right to reject any purchase orders or suspend the offering of Fund shares.

RULE 12B-1 FEES
---------------

      The Fund has adopted an Investor Class distribution plan under Rule 12b-1. The plan allows the Fund to charge up to 0.25% of the Fund's average daily net assets to pay service fees for the services provided to Fund shareholders. Because these fees are paid out of the Investor Class assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

HOW TO INVEST IN INVESTOR CLASS SHARES OF THE FUND
--------------------------------------------------

      You may  invest  in the  Investor  Class of the Fund  through  traditional investment accounts, individual retirement accounts (including Roth IRAs), self-directed retirement plans or company sponsored retirement plans. Applications and descriptions of any service fees for retirement or other accounts are available directly from the Potomac Funds. You may invest directly with the Fund or through certain brokers or dealers. Any transaction effected through a broker or dealer may be subject to a processing fee.

MINIMUM INVESTMENT
------------------

      The minimum initial and subsequent investments set forth below may be invested in as many of the Potomac Funds as you wish. However, you must invest at least $1,000 in any one of the Potomac Funds. For example, if you decide to invest $10,000 in three of the Funds, you may allocate your minimum initial investment as $8,000, $1,000 and $1,000.

                                                MINIMUM            SUBSEQUENT
                                           INITIAL INVESTMENT      INVESTMENT
                                           ------------------      ----------

Regular Accounts........................        $10,000             $ 1,000

                                  PROSPECTUS 6

Retirement Accounts.....................        $10,000             $     0

Rafferty may waive these minimum requirements at its discretion. Contact Rafferty for further information.

PURCHASING SHARES

BY MAIL:

o     Complete and sign your Account Application.

o     Tell us which Fund and the amount you wish to invest.

o Mail your check (payable to "Potomac Funds") along with the completed Account Application to:

      Potomac Funds--Investor Class          Potomac Funds--Investor Class
      c/o U.S. Bancorp Fund Services, LLC    c/o U.S. Bancorp Fund Services, LLC
      P.O. Box 1993                          Mutual Fund Services--3rd Floor
      Milwaukee, Wisconsin 53201-1993        615 East Michigan Street
                                             Milwaukee, Wisconsin 53202


o Cash, credit cards, credit card checks and third-party checks will not be accepted by the Fund.


o     All purchases must be made in U.S. Dollars through a U.S. bank.

o If your check does not clear due to insufficient funds, you will be charged a $25.00 fee.

o You will receive written confirmation by mail, but we do not issue share certificates.

BY BANK WIRE TRANSFER:
---------------------


o Call the Potomac Funds' Transfer Agent at (800) 851-0511 to receive your account number.


o     Wire your payment through the Federal Reserve System as follows:

      U.S. Bank, N.A.
      777 East Wisconsin Avenue
      Milwaukee, Wisconsin 53202
      ABA number 0420-00013
      For credit to U.S. Bancorp Fund Services, LLC
      Account Number 112-952-137
      For further credit to the Potomac Funds
      (Your name)
      (Your account number)
      (Name of Fund(s) to purchase)--Investor Class

o     Your bank may charge a fee for such services.

o Once you have wired your investment, mail your completed and signed Account Application to the Potomac Funds.


o Wire orders will only be accepted from 9:00 A.M. TO 3:55 P.M. Eastern Time. The Fund will not accept and process any orders for that day received after this time.


                                  PROSPECTUS 7

THROUGH BROKERS OR DEALERS:

o     Select brokers or dealers are authorized to offer Investor Class shares.


o These brokers or dealers can help you complete the necessary paperwork, mail your Account Application to the Potomac Funds and place your order to purchase Investor Class shares of the Fund.


HOW TO EXCHANGE INVESTOR CLASS SHARES OF THE FUND

      You may exchange Investor Class shares of your current Fund(s) for Investor Class shares of any other Potomac Fund without any charges. To make an exchange:

o     Write or call the Potomac Funds' Transfer Agent.

o Provide your name, account number, which Funds are involved, and the number, percentage or dollar value of shares to be exchanged.

o The Funds can only honor exchanges between accounts registered in the same name and having the same address and taxpayer identification number.

o You must exchange at least $1,000 or, if your account value is less than that, your entire account balance will be exchanged.

o You may exchange by telephone only if you selected that option on your Account Application.

o You may exchange through the Internet by visiting the Potomac Funds' website at WWW.POTOMACFUNDS.COM and activating your account.

o You may place exchange orders by telephone between 9:00 A.M. AND 3:55 P.M. Eastern time.

HOW TO SELL INVESTOR CLASS SHARES OF THE FUND
---------------------------------------------

GENERALLY
---------


o You may sell all or part of your investment in the Fund at the next determined net asset value after we receive your order.


o You normally will receive proceeds from any sales of Investor Class shares within seven days from the time a Fund receives your request in good order.

o For investments that have been made by check, payment on sales requests may be delayed until the Potomac Funds' Transfer Agent is reasonably satisfied that the purchase payment has been collected by the Fund, which may require up to 10 business days.

o Your proceeds will be sent to the address or wired to the bank listed on your Account Application.

BY TELEPHONE OR BY MAIL
-----------------------


o Call or write the Potomac Funds (see the address and telephone number above).

                                  PROSPECTUS 8

o You may only sell Investor Class shares of the Fund by telephone if you selected that option on your Account Application.


o Provide your name, account number, which Fund and the number, percentage or dollar value of shares to sell.

BY WIRE TRANSFER
----------------

o     Call the Potomac Funds.

o Provide your name, account number, which Fund and the number, percentage or dollar value of shares to sell.

o     You must wire transfer at least $5,000.

o You will be charged a wire transfer fee of $15.00 in addition to any charges imposed by your bank.

o     Your  proceeds  will be wired  only to the  bank  listed  on your  Account
      Application.

THROUGH BROKERS OR DEALERS
--------------------------

o Select brokers or dealers can place your order to sell Investor Class shares of the Funds.

o Payment can be directed to your account normally within three business days after a broker or dealer places your order.

ACCOUNT AND TRANSACTION POLICIES
--------------------------------

ORDER POLICIES
--------------


      You may buy and sell Investor Class shares of the Fund at its NAV computed after your order has been received in good order. PURCHASE AND SELL ORDERS WILL BE PROCESSED THE SAME DAY AT THAT DAY'S NAV IF YOUR REQUEST IS RECEIVED BY 3:55 P.M. EASTERN TIME. The Fund will not accept and process any orders for that day received after this time.

      There are certain times when you may be unable to sell Investor Class shares of the Fund or proceeds may be delayed. This may occur during emergencies, unusual market conditions or when the Fund cannot determine the value of its assets or sell its holdings. The Fund reserves the right to reject any purchase order or suspend offering of its shares.


TELEPHONE TRANSACTIONS
----------------------


      For your protection, the Fund may require some form of personal identification prior to accepting your telephone request such as verification of your social security number, account number or other information. We also may record the conversation for accuracy. During times of unusually high market activity or extreme market changes, you should be aware that it may be difficult to place your request in a timely manner.


                                  PROSPECTUS 9

SIGNATURE GUARANTEES


      In certain instances when you sell Investor Class shares of the Fund, we will need your signature guaranteed. Signature guarantees may be available at your bank, stockbroker or a national securities exchange. Your signature must be guaranteed under the following circumstances:


o     if your account registration or address has changed in the last 30 days,


o if the proceeds of your sale are mailed to an address other than the one listed with the Fund,


o     if the proceeds are payable to a third party,

o     if the sale is greater than $100,000,

o     if the wire instructions on the account are being changed, or

o if there are other unusual situations as determined by the Fund's Transfer Agent.

LOW BALANCE ACCOUNTS
--------------------


      If your total account balance falls below $10,000, then we may sell your Investor Class shares of the Potomac Funds. We will inform you in writing 30 days prior to selling Investor Class shares. If you do not bring your total account balance up to $10,000 within 30 days, we may sell Investor Class shares and send you the proceeds. We will not sell Investor Class shares if your account value falls due to market fluctuations.

REDEMPTIONS IN KIND
-------------------

      The Fund reserves the right to give you securities instead of cash when you sell shares of the Fund. If the amount of the sale is at least either $250,000 or 1% of the Fund's assets, we may give you securities from the Fund's portfolios instead of cash.

EXCESSIVE TRADING
-----------------

      The Fund reserves the right to refuse any purchase request that the Fund deems not to be in the best interests of the Fund or any of its shareholders, or that could adversely affect the Fund or its operations. In particular, unlike other Potomac Funds, the Fund is not suitable for purchase for by active investors and the Funds reserve the right to refuse purchase requests from any individuals or groups who, in the Fund's view, are likely to engage in market timing or excessive trading. Further, the Fund may refuse purchase requests from individuals or groups who do not have a contractual relationship with the Fund's subadviser.


                             ADDITIONAL INFORMATION

MANAGEMENT OF THE FUND
----------------------

      Rafferty Asset Management, LLC ("Rafferty") provides investment services to the Fund. Rafferty has been managing mutual funds since June 1997. Rafferty is located at 500 Fifth Avenue, Suite 415, New York 10110. Under an investment advisory agreement between the Potomac Funds and Rafferty, the Fund pays Rafferty fees at an annualized rate of 1.00% of that Fund's average daily net assets.

                                  PROSPECTUS 10

      Rafferty has retained Horizon to serve as subadviser to the Fund. Rafferty (not the Fund) will pay Horizon's subadvisory fees. Horizon is located at 1233 Washington Street, Suite 801, Columbia South Carolina, 29201. Together, an investment team from Rafferty and Horizon jointly will manage and be responsible for the Fund's assets. Under the subadviser arrangement, Horizon will direct, through Rafferty, the allocation of Fund's assets among specific asset categories. Then, Rafferty will implement Horizon's allocation decisions for the Fund by selecting the particular securities that will comprise the asset categories in which a Fund will invest and place all brokerage orders for the purchase and sale of those securities.


      Horizon was founded in Columbia, South Carolina, in 1995 by John Johnson. Horizon manages private accounts, including individuals and institutional accounts, using its dynamic asset allocation strategy.


DISTRIBUTIONS AND TAXES
-----------------------

DISTRIBUTIONS
-------------

      The Fund distributes dividends from its net investment income annually. Net investment income generally consists of interest income and dividends received on investments, less expenses.

      The Fund also distributes any realized net capital gains annually. The Fund has capital gains when it sells its portfolio assets for a profit. The tax consequences will vary depending on how long the Fund has held the assets. Distributions of net gains on sales of assets held for one year or less are taxed as dividends (that is, ordinary income). Sales of assets held longer than one year (long-term capital gains) are taxed at lower capital gains rates.

      Dividends and capital gain distributions will be reinvested automatically at NAV unless you request otherwise in writing. Normally, distributions are taxable events for shareholders whether or not the distributions are received in cash or reinvested. If you elect to receive distributions from the Fund by check and the post office cannot deliver such check or your check remains uncashed for six months, the Fund reserves the right to reinvest the check in your Potomac Fund account at the Fund's then current NAV per share and to reinvest all subsequent distributions in shares of the Fund until an updated address is received.

TAXES
-----

      The following table illustrates the potential tax liabilities for taxable accounts:

         TYPE OF TRANSACTION                           TAX STATUS*
         -------------------                           -----------

Dividend distribution...............           Ordinary income rate
Distribution of net short-term capital gains   Ordinary income rate
Distribution of net long-term capital gains    Long-term capital gains rate
Sale or exchange of Fund shares owned for
  more than one year.....................      Long-term capital gains or losses
Sale or exchange of Fund shares owned for
  one year or less......................       Gains  are taxed at the same rate
                                               as  ordinary  income;  losses are
                                               subject to special rules

------


                                  PROSPECTUS 11

* Tax consequences for tax-deferred retirement accounts or non-taxable shareholders may be different. You should consult your tax specialist for more information about your personal situation.

      If you are a non-retirement account holder, then each year we will send you a Form 1099 that tells you the amount of Fund distributions you received for the prior calendar year, the tax status of those distributions and a list of reportable sale transactions. Normally, distributions are taxable in the year you receive them. However, any distributions declared in the last three months of the year and paid in January of the following year generally are taxable as if received on December 31 of the year they are declared.

      If you are a non-corporate shareholder of the Fund and do not provide the Fund with your correct taxpayer identification number (normally your social security number), the Fund is required to withhold 30% of all dividends and other distributions and sale proceeds payable to you. If you are otherwise subject to backup withholding, we also are required to withhold and pay to the IRS 30% of your dividends and other distributions. Any tax withheld may be applied against your tax liability when you file your tax return. You may be subject to a $50 fee for any penalties imposed on the Fund by the IRS.


      The Fund may in the future operate under a master/feeder structure. This means that the Fund would be a "feeder" fund that attempts to meet its objective by investing all its investable assets in a "master" fund with the same investment objective. The "master" fund would purchase securities for investment. It is expected that any such investment company would be managed by Rafferty in substantially the same manner as the Fund. If permitted by law at that time, the Board of Trustees may approve the implementation of such a structure for the Fund without seeking shareholder approval. However, the Trustees' decision will be made only if the investments in the master funds are in the best interests of the Fund and its shareholders. In making that determination, the Trustees will consider, among other things, the benefits to shareholders and/or the opportunity to reduce costs and achieve operational efficiencies. You also will receive 30 days notice prior to the implementation of the master/feeder structure.





                                  PROSPECTUS 12

                               MORE INFORMATION ON
                                THE POTOMAC FUNDS



STATEMENT OF ADDITIONAL  INFORMATION (SAI):           P R O S P E C T U S
The Fund's SAI contains more information on
the Fund and its investment  policies.  The             August 25, 2003
SAI is incorporated in this Prospectus by reference (meaning it is legally part of this Prospectus). A current SAI is on file with the Securities and Exchange Commission
(SEC).


CALL OR  WRITE  TO  OBTAIN  THE SAI FREE OF
CHARGE:

Write to:   Potomac Funds
            P.O. Box 1993
            Milwaukee, Wisconsin 53201-1993

   Call:    (800) 851-0511
                                                     THE POTOMAC FUNDS
   By Internet:   www.potomacfunds.com

                                                Enhanced Investment Strategies
These documents and other information about
the Fund can be reviewed  and copied at the
Securities and Exchange Commission's Public
Reference   Room   in   Washington,    D.C.
Information  on the operation of the Public
Reference  Room may be  obtained by calling          Potomac Horizon Fund
the Commission at (202)  942-8090.  Reports
and other information about the Fund may be
viewed  on-screen  or  downloaded  from the
EDGAR  Database on SEC's  Internet web site
at  HTTP://WWW.SEC.GOV.   Copies  of  these
documents  may be obtained,  after paying a
duplicating  fee, by electronic  request at
the     following      e-mail      address:
PUBLICINFO@SEC.GOV, or by writing the SEC's
Public Reference Section,  Washington, D.C.
20549-0102.

No person has been  authorized  to give any
information  or to make any  representation          500 Fifth Avenue
not contained in this Prospectus, or in the              Suite 415
SAI  incorporated  herein by reference,  in      New York, New York 10110
connection with the offering made by this Prospectus and, if given or made, such information or representations must not be relied upon as having been authorized by the Potomac Funds or their distributor.
This Prospectus does not constitute an offering by the Fund in any jurisdiction in which such an offering may not lawfully be made.

                  SEC File Number: 811-8243

                                   PROSPECTUS


                            THE POTOMAC HORIZON FUND



                                500 Fifth Avenue
                                    Suite 415
                            New York, New York 10110

                                 (800) 851-0511



                                  ADVISOR CLASS





LIKE SHARES OF ALL MUTUAL FUNDS, THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



                                 August 25, 2003

                                TABLE OF CONTENTS
                                                                         PAGE

OVERVIEW...................................................................1
ABOUT THE FUND.............................................................1
      Potomac Horizon Fund.................................................1
      Risk Factors.........................................................2
      Historical Performance...............................................4
      Fees and Expenses of the Fund........................................4
ABOUT YOUR INVESTMENT......................................................5
      Your Account.........................................................5
      Rule 12b-1 Fees......................................................5
      How to Invest in Advisor Class Shares of the Fund....................6
      How to Exchange Advisor Class Shares of the Fund.....................6
      How to Sell Advisor Class Shares of the Fund.........................7
      Share Prices of the Fund.............................................7
      Account and Transaction Policies.....................................7
ADDITIONAL INFORMATION.....................................................9
      Management of the Fund...............................................9
      Distributions and Taxes..............................................9
      Master/Feeder Structure Option.......................................10

MORE INFORMATION ON THE POTOMAC FUNDS...............................Back Cover

In deciding whether to invest in the Potomac Funds, you should rely on information in this Prospectus or the Statement of Additional Information (the "SAI"). The Potomac Funds have not authorized others to provide additional information. The Potomac Funds do not authorize the use of this Prospectus in any state or jurisdiction in which such offering may not legally be made.

                                    OVERVIEW

     This Prospectus describes the POTOMAC HORIZON FUND (the "Fund") of the Potomac Funds. This Prospectus offers the Advisor Class shares of the Fund. Advisor Class shares are made available exclusively through your investment advisor, bank, trust company or other authorized representative (Financial Advisor).

     Rafferty Asset Management, LLC ("Rafferty") serves as the Fund's investment adviser and Horizon Investments, LLC ("Horizon" or "subadviser") serves as the Fund's subadviser. (Collectively, Rafferty and Horizon are referred to herein as "advisers" in certain circumstances.)

     The Fund seeks capital appreciation through a combination of dynamic asset allocation and sector rotation that attempts to invest the portfolio in the areas of the market that are performing well while avoiding and/or capitalizing on areas that are not performing well. The advisers have broad discretion in deciding how and when to invest the assets of the Fund. An investment team from Rafferty and the subadviser jointly will manage and be responsible for the Fund's assets. Horizon monitors market volatility, momentum, and fundamentals in an attempt to identify market segments that are rising and those that are declining. Rafferty positions the Fund's assets in accordance with Horizon's recommendations.

     The Fund may engage in a variety of investment techniques designed to create "long" positions to capitalize on the appreciation in the price of specific securities or stock indices through options, futures contracts and options on futures and "short" positions to capitalize on declines in the price of specific securities or stock indices through short sales or investments in a variety of derivative instruments, including options, futures contracts and options on futures.

     The Fund's dynamic asset allocation strategy may result in the investment of a large portion or all of the assets of the Fund in cash or cash equivalents at any given time to provide security of principal, current income and liquidity.

     There is no assurance that the Fund will achieve its objective.

                                 ABOUT THE FUND

POTOMAC HORIZON FUND

FUND OBJECTIVE

     The Potomac Horizon Fund seeks capital appreciation.

PORTFOLIO INVESTMENT STRATEGY

     The Potomac Horizon Fund seeks capital appreciation through dynamic asset allocation that attempts to take "long" overweight positions in market sectors that are performing well while seeking to underweight or "short" market sectors that are performing poorly. The Fund is a "non-diversified" fund, meaning that a relatively high percentage of its assets may be invested in a limited number of issuers.

     The advisers jointly will actively manage the Fund's portfolio in anticipation of, and in response to, short-term market movements, which will require the advisers to respond to changing market conditions. The Fund may invest, whether directly or through other vehicles, (i.e. futures contracts and stock indices options), in equities and fixed income securities and may seek exposure domestically and internationally.

     Equities generally include common stocks, convertible securities, preferred stock, warrants, rights, exchange-traded funds, futures contacts, options contracts, options on futures contracts, and swaps.

     Rather than analyzing the prospects of individual companies, the subadviser chooses investment options from among market categories or investment vehicles which represent pools of securities, including major market indexes, more narrowly defined market sectors, exchange traded funds ("ETFs") and mutual funds, among other options. The advisers may reposition the Fund's portfolio in response to movements by particular indexes or even particular securities in an attempt to participate in a developing trend. The advisers also may attempt to anticipate market moves and initiate appropriate action in advance of actual market movements. The advisers will likely engage in frequent trading of the Fund's securities in an attempt to position the portfolio in line with the advisers' expectations for the near-term market movements.

     The Fund may invest significantly in futures contracts on stock indices, options on futures contracts and financial instruments such as options on securities and stock indices options in an attempt to produce economically "leveraged" investment results. Leveraging generates returns that are larger than what would be generated on the invested capital without leverage, thus changing small market movements into larger changes in the value of the investments of the Fund.

     In addition, the Fund may enter into long positions in stock index futures contracts, options on stock index futures contracts, swap agreements and options on securities and on stock indices to produce economically leveraged investment results. The Fund also may enter into short positions in equities, stock index futures contracts, options on stock index futures contracts, swap agreements, and options on securities and on stock indices. On a day-to-day basis, the Fund will hold U.S. Government securities and repurchase agreements to collateralize these futures, options contracts and swap agreements.

     Consistent with the Fund's dynamic asset allocation investment strategy, a large portion or all of the Fund's assets may be invested in cash or cash equivalents at any given time to provide security of principal, current income and liquidity. To earn income on available cash, a large portion or all of the assets of a Fund may be invested in high quality, U.S. dollar-denominated short-term obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements that are fully collateralized by such obligations.

     The Fund's investment objective is not a fundamental policy and may be changed by the Trust's Board of Trustees without shareholder approval.

RISK FACTORS

     An investment in the Fund entails risks. The Fund could lose money, or its performance could trail that of other investment alternatives. Rafferty cannot guarantee that the Fund will achieve its objective. In addition, the Fund presents some risks not traditionally associated with most mutual funds. It is important that investors closely review and understand these risks before making an investment in the Fund. These and other risks are described below.

RISKS OF THE ADVISERS' INVESTMENT STRATEGY:

     The principal risk of investing in the Fund is that the advisers' dynamic asset allocation strategy will not be successful. At any time, the advisers will not know whether that particular signal will turn out to have indicated the start of a major or minor market move in either direction, or whether it will prove to be a false signal. The Fund could be exposed to declining markets and/or could miss a market rise if the advisers' model does not correctly adjust to market movements. As a result, there is no assurance that the advisers' dynamic asset allocation strategy will enable the Fund to be invested consistent with the major trends of the market or enable the Fund to achieve its investment objectives of capital appreciation.

HIGH PORTFOLIO TURNOVER:

     The Fund's dynamic asset allocation strategy may result in significant portfolio turnover to take advantage of anticipated changes in market conditions. High portfolio turnover involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales also may result in adverse tax consequences to a Fund's shareholders. The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund's performance.

RISKS OF INVESTING IN EQUITY SECURITIES AND DERIVATIVES:

     The Fund may invest in publicly issued equity securities, including common stocks, as well as instruments that attempt to track the price movement of stock indices. Investments in common stocks and derivatives in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of common stocks in which the Fund invests will cause the net asset value of the Fund to fluctuate.

RISKS OF AGGRESSIVE INVESTMENT TECHNIQUES:

     The Fund uses investment techniques that may be considered aggressive. Risks associated with the use of futures contracts, and options on securities, securities indices, and on futures contracts include potentially dramatic price changes (losses) in the value of the instruments and imperfect correlations between the price of the contract and the underlying security or index. These instruments may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed.

SWAP AGREEMENT RISKS:

     The Fund may enter into swap agreements, which are two-party contracts whereby the parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The risks associated with such agreements include the risk that the counterparty to a swap agreement may default. If a counterparty defaults, the Fund's risk of loss will consist of any payments that the Fund is entitled to receive from the counterparty under the agreement. In addition, a Fund could suffer losses with respect to a swap agreement if the Fund is unable to terminate the agreement or reduce its exposure through offsetting transactions.

LEVERAGE RISK:

     The Fund may employ leveraged investment techniques. Use of leverage can magnify the effects of changes in the value of the Fund and makes them more volatile. The leveraged investment techniques that the Fund may employ could cause investors in the Fund to lose more money in adverse environments.

RISK OF SHORTING SECURITIES:

     The Fund may, from time to time, establish short positions designed to profit from the decline in the price of particular securities, baskets of securities or indexes. As a consequence, the Fund will lose value if and when the price of particular securities, baskets of securities or indexes rise - a result that is the opposite from traditional equity mutual funds.




RISK OF NON-DIVERSIFICATION:

     The Fund is non-diversified, which means that it may invest a high percentage of its assets in a limited number of securities. Since the Fund is non-diversified, its net asset values and total returns may fluctuate more or fall greater in times of weaker markets than a diversified mutual fund.

HISTORICAL PERFORMANCE

     This Prospectus does not include a bar chart of annual total returns nor a performance table of average annual total returns because the Fund did not commence operations prior to the date of this Prospectus.

FEES AND EXPENSES OF THE FUND

     The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. Because the Fund's shares were not offered prior to the date of this Prospectus, other expenses below reflect estimated expenses expected to be incurred for the fiscal year ending August 31, 2004.


      SHAREHOLDER FEES (fees paid directly from your investment)*
--------------------------------------------------------------------------------
                                                                ADVISOR
                                                                 CLASS
--------------------------------------------------------------------------------

Maximum Sales Charge Imposed on Purchases (as a % of
offering price)............................................       None

Maximum Deferred Sales Charge (as a % of original purchase
price or sales proceeds, whichever is less)................       None

--------------------------------------------------------------------------------
*    You will be charged a $15 fee for wire redemptions.

ANNUAL OPERATING EXPENSES (%) (expenses that are deducted from Fund assets)
-----------------------------------------------------

                                  HORIZON FUND
                                  ADVISOR CLASS
-----------------------------------------------------

Management Fees                       1.00%
Service (12b-1) Fees                  1.00%
Other Expenses*                       0.75%
-----------------------------------------------------

Total Annual Operating Expenses*      2.75%

-----------------------------------------------------
* Rafferty Asset Management, LLC has voluntarily agreed to waive all or a portion of its management fee and/or reimburse the Fund for Other Expenses through August 31, 2004 to the extent that the Fund's Total Annual Fund Operating Expenses exceed 2.75% for its Advisor Class Shares. If the Fund's overall expenses fall below this percentage limitation, then the Fund may reimburse Rafferty within the following three years. Because this is a voluntary expense waiver, Rafferty may change or end the waiver at any time.

EXPENSE EXAMPLE

     The table below is intended to help you compare the cost of investing in the Advisor Class shares of the Fund with the cost of investing in other mutual funds. The table shows what you would have paid if you invested $10,000 in the Fund over the periods shown and then redeemed all your shares at the end of those periods. It also assumes that your investment has a 5% return each year and the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

-------------------------------------------
FUND                    1 YEAR  3 YEARS
-------------------------------------------

Potomac Horizon Fund:    $278    $853
-------------------------------------------


                              ABOUT YOUR INVESTMENT

YOUR ACCOUNT

You may open an account for the Advisor Class shares and conduct other Fund transactions through your Financial Advisor. You will not pay any sales charges but the Fund's Advisor Class shares have ongoing Rule 12b-1 fees of up to 1.00% of their average daily net assets as discussed below. You also may be subject to other charges assessed by your Financial Advisor.

RULE 12B-1 FEES

The Fund has adopted a distribution plan under Rule 12b-1 for the Advisor Class shares. The plan allows the Fund to pay distribution and sales fees for the sale of the Fund's shares and for other shareholder services. Because these fees are paid out of the Advisor Class assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Under the plan, the fees may amount to up to 1.00% of the Advisor Class' average daily net assets. The Potomac Funds' Board of Trustees has authorized the Fund to pay Rule 12b-1 fees equal to 1.00% of the average daily net assets of the Advisor Class. Under an agreement with the Fund, your Financial Advisor may receive these fees from the Fund. In exchange, your Financial Advisor may provide a number of services, such as:

     o    placing your orders and issuing confirmations,

     o    providing investment advice, research and other advisory services,

     o    handling correspondence for individual accounts,

     o    acting as the sole shareholder of record for individual shareholders,

     o    issuing shareholder statements and reports, and

     o    executing daily investment "sweep" functions.

For more specific information on these and other services, you should speak to your Financial Advisor. Your Financial Advisor may charge additional account fees for services beyond those specified above.

HOW TO INVEST IN ADVISOR CLASS SHARES OF THE FUND

You may invest in the Advisor Class of the Fund through traditional investment accounts, individual retirement accounts (including Roth IRAs), self-directed retirement plans or company sponsored retirement plans. Applications and descriptions of any service fees for retirement or other accounts are available directly from the Potomac Funds. You may invest directly with the Fund or through certain brokers or dealers. Any transaction effected through a broker or dealer may be subject to a processing fee.

MINIMUM INVESTMENT

The minimum initial and subsequent investments set forth below may be invested in as many of the Potomac Funds as you wish. However, you must invest at least $1,000 in any one of the Funds. For example, if you decide to invest $10,000 in three of the Funds, you may allocate your minimum initial investment as $8,000, $1,000 and $1,000.

                              MINIMUM INITIAL INVESTMENT   SUBSEQUENT INVESTMENT

Regular Accounts............          $10,000                    $ 1,000
Retirement Accounts.........          $10,000                    $     0

TO PURCHASE ADVISOR CLASS SHARES

BY MAIL:

o    Contact your Financial Advisor

o Your Financial Advisor will help you complete the necessary paperwork, mail your Account Application to The Potomac Funds and place your order to purchase Advisor Class shares of the Fund

o Cash, credit cards, credit card checks and third-party checks will not be accepted by the Fund.

o    All  purchases  must be  made in U.S.  dollars  through  a U.S.  bank.

o If your check does not clear due to insufficient funds, you will be charged a $25.00 fee.

HOW TO EXCHANGE ADVISOR CLASS SHARES OF THE FUND

You may exchange Advisor Class shares of your current Fund(s) for Advisor Class shares of any other Potomac Fund without any charges. To make an exchange:

o    Contact your Financial Advisor.

o Provide your name, account number, which Funds are involved, and the number, percentage or dollar value of shares to be exchanged.

o The Fund can only honor exchanges between accounts registered in the same name and having the same address and taxpayer identification number.

o You must exchange at least $1,000 or, if your account value is less than that, your entire account balance will be exchanged.

HOW TO SELL ADVISOR CLASS SHARES OF THE FUND

You may sell all or a part of your investment in the Fund at the next determined net asset value after the Fund has received your order from your Financial Advisor.

TO SELL ADVISOR CLASS SHARES

o    Contact your Financial Advisor.

o    He or she will place your order to sell Advisor Class Shares of the Fund.

o Payment can be directed to your advisory account normally within three days after your Financial Advisor places your order.

o For investments that have been made by check, payment on sales requests may be delayed until the Fund's Transfer Agent is reasonably satisfied that the purchase payment has been collected by the Fund, which may require up to 10 business days.

SHARE PRICES OF THE FUND

The Fund's share price is known as its net asset value (NAV). The Fund's Advisor Class share prices are calculated fifteen minutes after the close of regular trading, usually as of 4:15 p.m. Eastern time, each day the NYSE is open for business. Share price is calculated by dividing a class' net assets by its shares outstanding. The Fund uses the following methods to price securities held in their portfolios:

     o equity securities, OTC securities, options and futures are valued at their last sales price, or if not available, the average of the last bid and ask prices,

     o    options on futures are valued at their closing price,

     o short-term debt securities and money market securities are valued using the "amortized" cost method, and

     o securities for which a price is unavailable will be valued at fair value estimates by the investment advisor under the supervision of the Board of Trustees.

ACCOUNT AND TRANSACTION POLICIES

ORDER POLICIES

You may buy and sell Advisor Class shares of the Fund at its NAV computed after your order has been received in good order. PURCHASE AND SELL ORDERS WILL BE PROCESSED THE SAME DAY AT THAT DAY'S NAV IF YOUR REQUEST IS RECEIVED BY 3:55 P.M. EASTERN TIME. The Fund will not accept and process any orders for that day received after these times.

There are certain times when you may be unable to sell Advisor Class shares of the Fund or proceeds may be delayed. This may occur during emergencies, unusual market conditions or when the Fund cannot determine the value of its assets or sell its holdings. The Fund reserves the right to reject any purchase order or suspend offering of its shares.

TELEPHONE TRANSACTIONS

For your protection, the Fund may require some form of personal identification prior to accepting your telephone request such as verification of your social security number, account number or other information. We also may record the conversation for accuracy. During times of unusually high market activity or extreme market changes, you should be aware that it may be difficult to place your request in a timely manner.

SIGNATURE GUARANTEES

In certain instances when you sell Advisor Class shares of the Fund, we will need your signature guaranteed. Signature guarantees may be available at your bank, stockbroker or a national securities exchange. Your signature must be guaranteed under the following circumstances:

o    if your account registration or address has changed in the last 30 days,

o if the proceeds of your sale are mailed to an address other than the one listed with the Fund,

o    if the proceeds are payable to a third party,

o    if the sale is greater than $100,000,

o    if the wire instructions on the account are being changed, or

o if there are other unusual situations as determined by the Fund's Transfer Agent.

LOW BALANCE ACCOUNTS

If your total account balance falls below $10,000, then we may sell your Advisor Class shares of the Potomac Fund. We will inform you in writing 30 days prior to selling Advisor Class shares. If you do not bring your total account balance up to $10,000 within 30 days, we may sell Advisor Class shares and send you the proceeds. We will not sell Advisor Class shares if your account value falls due to market fluctuations.

REDEMPTIONS IN KIND

The Fund reserves the right to give you securities instead of cash when you sell shares of the Fund. If the amount of the sale is at least either $250,000 or 1% of the Fund's assets, we may give you securities from the Fund's portfolios instead of cash.

EXCESSIVE TRADING

     The Fund reserves the right to refuse any purchase request that the Fund deems not to be in the best interests of the Fund or any of its shareholders, or that could adversely affect the Fund or its operations. In particular, unlike other Potomac Funds, the Fund is not suitable for purchase by active by active investors and the Fund reserves the right to refuse purchase requests from any individuals or groups who, in the Fund's view, are likely to engage in market timing or excessive trading. Further, the Fund may refuse purchase requests from individuals or groups who do not have a contractual relationship with the Fund' subadviser.

                             ADDITIONAL INFORMATION

MANAGEMENT OF THE FUND

     Rafferty Asset Management, LLC ("Rafferty") provides investment services to the Fund. Rafferty has been managing mutual funds since June 1997. Rafferty is located at 500 Fifth Avenue, Suite 415, New York 10110. Under an investment advisory agreement between the Potomac Funds and Rafferty, the Fund pays Rafferty fees at an annualized rate of 1.00% of that Fund's average daily net assets.

     Rafferty has retained Horizon to serve as subadviser to the Fund. Rafferty (not the Fund) will pay Horizon's subadvisory fees. Horizon is located at 1233 Washington Street, Suite 801, Columbia South Carolina, 29201. Together, an investment team from Rafferty and Horizon jointly will manage and be responsible for the Fund's assets. Under the subadviser arrangement, Horizon will direct, through Rafferty, the allocation of Fund's assets among specific asset categories. Then, Rafferty will implement Horizon's allocation decisions for the Fund by selecting the particular securities that will comprise the asset categories in which a Fund will invest and place all brokerage orders for the purchase and sale of those securities.

     Horizon was founded in Columbia, South Carolina, in 1995 by John Johnson. Horizon manages private accounts, including individuals and institutional accounts, using its dynamic asset allocation strategy.

DISTRIBUTIONS AND TAXES

DISTRIBUTIONS

The Fund distributes dividends from its net investment income annually. Net investment income generally consists of interest income and dividends received on investments, less expenses.

The Fund also distributes any realized net capital gains annually. The Fund has capital gains when it sells its portfolio assets for a profit. The tax consequences will vary depending on how long a Fund has held the assets. Distributions of net gains on sales of assets held for one year or less are taxed as dividends (that is, ordinary income). Sales of assets held longer than one year (long-term capital gains) are taxed at lower capital gains rates.

Dividends and capital gain distributions will be reinvested automatically at NAV unless you request otherwise in writing. Normally, distributions are taxable events for shareholders whether or not the distributions are received in cash or reinvested. If you elect to receive distributions from the Fund by check and the post office cannot deliver such check or your check remains uncashed for six months, the Fund reserves the right to reinvest the check in your Potomac Fund account at that Fund's then current NAV per share and to reinvest all subsequent distributions in shares of the Fund until an updated address is received.

TAXES

The following table illustrates the potential tax liabilities for taxable accounts:
         TYPE OF TRANSACTION                           TAX STATUS*

Dividend distribution .........................    Ordinary income rate
Distribution of net short-term capital gains ..    Ordinary income rate
Distribution of net long-term capital gains....    Long-term capital gains rate
Sale or exchange of Fund shares owned for
  more than one year...........................    Long-term capital gains or
                                                   losses

Sale or exchange of Fund shares owned for one
  year or less ................................    Gains are taxed at the same
                                                   rate as ordinary income;
                                                   losses are subject to special
                                                   rules
----------
* Tax consequences for tax-deferred retirement accounts or non-taxable shareholders may be different. You should consult your tax specialist for more information about your personal situation.

If you are a non-retirement account holder, then each year we will send you a Form 1099 that tells you the amount of Fund distributions you received for the prior calendar year, the tax status of those distributions and a list of reportable sale transactions. Normally, distributions are taxable in the year you receive them. However, any distributions declared in the last three months of the year and paid in January of the following year generally are taxable as if received on December 31 of the year they are declared.

If you are a non-corporate shareholder of the Fund and do not provide the Fund with your correct taxpayer identification number (normally your social security number), the Fund is required to withhold 30% of all dividends and other distributions and sale proceeds payable to you. If you are otherwise subject to backup withholding, we also are required to withhold and pay to the IRS 30% of your dividends and other distributions. Any tax withheld may be applied against your tax liability when you file your tax return. You may be subject to a $50 fee for any penalties imposed on the Fund by the IRS.

MASTER/FEEDER STRUCTURE OPTION

The Fund may in the future operate under a master/feeder structure. This means that the Fund would be a "feeder" fund that attempts to meet its objective by investing all its investable assets in a "master" fund with the same investment objective. The "master" fund would purchase securities for investment. It is expected that any such investment company would be managed by Rafferty in substantially the same manner as the Fund. If permitted by law at that time, the Board of Trustees may approve the implementation of such a structure for the Fund without seeking shareholder approval. However, the Trustees' decision will be made only if the investments in the master funds are in the best interests of the Fund and its shareholders. In making that determination, the Trustees will consider, among other things, the benefits to shareholders and/or the opportunity to reduce costs and achieve operational efficiencies. You also will receive 30 days notice prior to the implementation of the master/feeder structure.

MORE INFORMATION ON THE POTOMAC FUNDS

STATEMENT OF ADDITIONAL INFORMATION (SAI):

The Fund's SAI contains more information on the Fund and its investment policies. The SAI is incorporated in this Prospectus by reference (meaning it is legally part of this Prospectus). A current SAI is on file with the Securities and Exchange Commission (SEC).

TO OBTAIN THE SAI FREE OF CHARGE:

Write to:     Potomac Funds
              P.O. Box 1993
              Milwaukee, Wisconsin 53201

Call:         (800) 851-0511

By Internet:  www.potomacfunds.com

These documents and other information about the Fund can be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at
(202) 942-8090. Reports and other information about the Fund may be viewed on screen or downloaded from the EDGAR Database on the SEC's Internet web site at HTTP:\\WWW.SEC.GOV. Copies of these documents may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address:
PUBLICINFO@SEC.GOV, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

No person has been authorized to give any information or to make any representation not contained in this Prospectus, or in the SAI incorporated herein by reference, in connection with the offering made by this Prospectus and, if given or made, such information or representations must not be relied upon as having been authorized by the Fund or its distributor. This Prospectus does not constitute an offering by the Fund in any jurisdiction in which such an offering may not lawfully be made.

Rafferty Capital Markets, LLC, Distributor
59 Hilton Avenue
Garden City, New York  11530

SEC File Number: 811-8243

                                   PROSPECTUS

                                 August 25, 2003





                                THE POTOMAC FUNDS

                         Enhanced Investment Strategies


                                  ADVISOR CLASS









                           500 Fifth Avenue, Suite 415
                          New York, New York 10110-0001

                                 (800) 851-0511

                                  POTOMAC FUNDS

                              POTOMAC HORIZON FUND

                       STATEMENT OF ADDITIONAL INFORMATION

                             100 South Royal Street
                           Alexandria, Virginia 22314

                           500 Fifth Avenue, Suite 415
                            New York, New York 10110

                                 (800) 851-0511


The Potomac Funds (the "Trust") is a management investment company, or mutual fund, which currently consists of twenty-one separate investment portfolios. THIS STATEMENT OF ADDITIONAL INFORMATION ("SAI") RELATES TO THE INVESTOR CLASS AND ADVISOR CLASS OF THE POTOMAC HORIZON FUND (THE "FUND").

This Statement of Additional Information ("SAI") dated August 25, 2003 is not a prospectus. It should be read in conjunction with the Trust's Prospectuses dated August 25, 2003, relating to the Fund. Copies of the Prospectuses are available, without charge, upon request to the Trust at the address or telephone number above.




                             Dated: August 25, 2003

                                TABLE OF CONTENTS


                                                                            PAGE
                                                                            ----

THE POTOMAC FUNDS............................................................1


CLASSIFICATION OF THE FUNDS..................................................1


INVESTMENT POLICIES AND TECHNIQUES...........................................1

   American Depositary Receipts ("ADRs").....................................1
   Equities..................................................................2
   Foreign Securities........................................................2
   Illiquid Investments and Restricted Securities............................3
   Indexed Securities........................................................3
   Investments in Other Investment Companies.................................4
   Options, Futures and Other Strategies.....................................4
   Repurchase Agreements....................................................10
   Short Sales..............................................................10
   Swap Agreements..........................................................10
   U.S. Government Securities...............................................12
   Other Investment Risks and Practices.....................................13

INVESTMENT RESTRICTIONS.....................................................14


PORTFOLIO TRANSACTIONS AND BROKERAGE........................................15


MANAGEMENT OF THE TRUST.....................................................16


   Trustees and Officers....................................................16
   Investment Adviser and Subadviser........................................19
   Fund Administrator, Fund Accountant and Custodian........................21
   Distributor..............................................................21
   Distribution Plan........................................................21
   Independent Certified Public Accountants.................................22

DETERMINATION OF NET ASSET VALUE............................................22


PURCHASES AND REDEMPTIONS...................................................23

   Retirement Plans.........................................................23
   Redemption in Kind.......................................................23
   Redemptions by Telephone.................................................24
   Receiving Payment........................................................24

EXCHANGE PRIVILEGE..........................................................24


PERFORMANCE INFORMATION.....................................................25

   Comparative Information..................................................25
   Total Return Computations................................................26

SHAREHOLDER AND OTHER INFORMATION...........................................27

   Shareholder Information..................................................27
   Other Information........................................................27

DIVIDENDS, OTHER DISTRIBUTIONS AND TAXES....................................28

   Dividends and Other Distributions........................................28
   Taxes....................................................................28


FINANCIAL STATEMENTS........................................................30

APPENDIX A.................................................................A-1

                                THE POTOMAC FUNDS


The Trust is a Massachusetts business trust organized on June 6, 1997 and is registered with the Securities and Exchange Commission ("SEC") as an open-end management investment company under the Investment Company Act of 1940, as amended ("1940 Act"). The Trust currently consists of twenty-one separate series. This SAI relates only to the Potomac Horizon Fund ("Horizon Fund").


The Fund currently offers two classes of shares - Investor Class shares are designed for sale directly to investors without a sales charge. Advisor Class shares are made available through investment advisers, banks, trust companies or other authorized representatives without a sales charge but are subject to a 1.00% distribution and service fee.


                           CLASSIFICATION OF THE FUNDS

The Fund is a "non-diversified" series of the Trust pursuant to the 1940 Act. The Fund is considered "non-diversified" because a relatively high percentage of its assets may be invested in the securities of a limited number of issuers. To the extent that the Fund assumes large positions in the securities of a small number of issuers, the Fund's net asset value may fluctuate to a greater extent than that of a diversified company as a result of changes in the financial condition or in the market's assessment of the issuers, and the Fund may be more susceptible to any single economic, political or regulatory occurrence than a diversified company.

The Fund's classification as a "non-diversified" investment company means that the proportion of its assets that may be invested in the securities of a single issuer is not limited by the 1940 Act. The Fund, however, intends to meet certain diversification standards at the end of each quarter of its taxable year.

                       INVESTMENT POLICIES AND TECHNIQUES

The Fund may engage in the investment strategies discussed below. There is no assurance that any of these strategies or any other strategies and methods of investment available to the Fund will result in the achievement of its objective.

AMERICAN DEPOSITARY RECEIPTS ("ADRS")
-------------------------------------


The  Fund  may   invest   in  ADRs  and   sell   ADRs   short.   ADRs  are  U.S.
dollar-denominated receipts representing interests in the securities of a foreign issuer, which securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by U.S. banks and trust companies that evidence ownership of underlying securities issued by a foreign corporation. ADRs include ordinary shares and New York shares (shares issued by non-U.S. companies that are listed on a U.S. securities exchange). ADRs may be purchased through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depository, whereas a depository may establish an unsponsored facility without participation by the issuer of the depository security. Holders of unsponsored depository receipts generally bear all the costs of such facilities and the depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts of the deposited securities. ADRs are not necessarily denominated in the same currency as the underlying securities to which they may be connected. Generally, ADRs in registered form are designed for use in the U.S. securities market and ADRs in bearer form are designed for use outside the United States. For investment purposes, ADRs are not considered to be foreign securities by the Fund.

EQUITIES
--------

COMMON STOCKS. The Fund may invest in common stocks. Common stocks represent the residual ownership interest in the issuer and are entitled to the income and increase in the value of the assets and business of the entity after all of its obligations and preferred stock are satisfied. Common stocks generally have voting rights. Common stocks fluctuate in price in response to many factors including historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

CONVERTIBLE SECURITIES. The Fund may invest in convertible securities. Convertible securities include corporate bonds, notes and preferred stock that can be converted into or exchanged for a prescribed amount of common stock of the same or a different issue within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest paid or accrued on debt or dividends paid on preferred stock until the convertible stock matures or is redeemed, converted or exchanged. While no securities investment is without some risk, investments in convertible securities generally entail less risk than the issuer's common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security. The market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. While convertible securities generally offer lower interest or dividend yields than nonconvertible debt securities of similar quality, they do enable the investor to benefit from increases in the market price of the underlying common stock.

PREFERRED STOCK. The Fund may invest in preferred stock. A preferred stock blends the characteristics of a bond and common stock. It can offer the higher yield of a bond and has priority over common stock in equity ownership, but does not have the seniority of a bond and its participation in the issuer's growth may be limited. Preferred stock has preference over common stock in the receipt of dividends and in any residual assets after payment to creditors if the issuer is dissolved. Although the dividend is set at a fixed annual rate, in some circumstances it can be changed or omitted by the issuer.

WARRANTS AND RIGHTS. The Fund may purchase warrants and rights, which are instruments that permit the Fund to acquire, by subscription, the capital stock of a corporation at a set price, regardless of the market price for such stock. Warrants may be either perpetual or of limited duration but they usually do not have voting rights or pay dividends. The market price of warrants is usually significantly less than the current price of the underlying stock. Thus, there is a greater risk that warrants might drop in value at a faster rate than the underlying stock.

FOREIGN SECURITIES
------------------

The Fund may have indirect exposure to foreign securities through investments in stock index futures contracts, options on stock index futures contracts and options on securities and on stock indices.

Investing in foreign securities carries political and economic risks distinct from those associated with investing in the United States. Foreign investments may be affected by actions of foreign governments adverse to the interests of U.S. investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or to convert currency into U.S. dollars. There may be a greater possibility of default by foreign governments or foreign-government sponsored enterprises. Investments in foreign countries also involve a risk of local political, economic or social instability, military action or unrest or adverse diplomatic developments.

ILLIQUID INVESTMENTS AND RESTRICTED SECURITIES

The Fund may purchase and hold illiquid investments. The Fund will not purchase or otherwise acquire any security if, as a result, more than 15% of its net assets (taken at current value) would be invested in investments that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale. This policy does not include restricted securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933, as amended ("1933 Act"), which the Trust's Board of Trustees ("Board" or "Trustees") or Rafferty Asset Management, LLC ("Rafferty"), the Fund's investment adviser has determined under Board-approved guidelines are liquid. The Fund does not currently anticipate investing in such restricted securities.

The term "illiquid investments" for this purpose means investments that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the investments. Investments currently considered to be illiquid include: (1) repurchase agreements not terminable within seven days, (2) securities for which market quotations are not readily available, (3) over-the-counter ("OTC") options and their underlying collateral, (4) bank deposits, unless they are payable at principal amount plus accrued interest on demand or within seven days after demand, (5) restricted securities not determined to be liquid pursuant to guidelines established by the Board and (6) in certain circumstances, securities involved in swap, cap, floor or collar transactions. The assets used as cover for OTC options written by the Fund will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Fund may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

The Fund may not be able to sell illiquid investments when Rafferty considers it desirable to do so or may have to sell such investments at a price that is lower than the price that could be obtained if the investments were liquid. In addition, the sale of illiquid investments may require more time and result in higher dealer discounts and other selling expenses than does the sale of investments that are not illiquid. Illiquid investments also may be more difficult to value due to the unavailability of reliable market quotations for such investments, and investment in illiquid investments may have an adverse impact on net asset value.

Rule 144A establishes a "safe harbor" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Institutional markets for restricted securities that have developed as a result of Rule 144A provide both readily ascertainable values for certain restricted securities and the ability to liquidate an investment to satisfy share redemption orders. An insufficient number of qualified institutional buyers interested in purchasing Rule 144A-eligible securities held by the Fund, however, could affect adversely the marketability of such portfolio securities and the Fund may be unable to dispose of such securities promptly or at reasonable prices.

INDEXED SECURITIES
------------------

The Fund may purchase indexed securities, which are securities, the value of which varies positively or negatively in relation to the value of other securities, securities indices or other financial indicators, consistent with its investment objective. Indexed securities may be debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic. Recent issuers of indexed securities have included banks, corporations and certain U.S. Government agencies.

The performance of indexed securities depends to a great extent on the performance of the security or other instrument to which they are indexed and also may be influenced by interest rate changes in the United States and abroad. At the same time, indexed securities are subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Indexed securities may be more volatile than the underlying instruments. Certain indexed securities that are not traded on an established market may be deemed illiquid. See "Illiquid Investments and Restricted Securities" above.

The Fund may invest in Standard & Poor's Depositary Receipts ("SPDRs"). SPDRs represent ownership in the SPDR Trust, a unit investment trust that holds a portfolio of common stocks designed to track the price performance and dividend yield of the Standard & Poor's 500 Composite Stock Price IndexTM ("S&P 500 Index") and whose shares trade on the American Stock Exchange ("AMEX"). The value of SPDRs fluctuates in relation to changes in the value of the underlying portfolio of common stocks. The market price of SPDRs, however, may not be equivalent to the pro rata value of the S&P 500 Index. SPDRs are subject to the risks of an investment in a broadly based portfolio of common stocks.

The Fund may invest in DIAMONDS(SERVICEMMARK). DIAMONDS represent an investment in a unit investment trust ("DIAMONDS Trust") that owns shares in proportion to the weightings of the stocks comprising the Dow Jones Industrial Average(SERVICEMMARK) ("DJIA"). The DIAMONDS Trust is structured so that its shares trade at approximately 1/100 (one one-hundredth) of the value of the DJIA. The DIAMONDS Trust's shares trade on the AMEX. An investment in DIAMONDS is subject to risks similar to those of other diversified stock portfolios, including market volatility and that the general level of stock prices may decline. Although DIAMONDS are designed to provide investment results that generally correspond to the price and yield performance of the DJIA, the DIAMONDS Trust may not be able to exactly replicate the performance of the DJIA because of trust expenses and other factors.

The Fund may invest in Nasdaq-100 Index Tracking Stock ("QQQs"). QQQs represent ownership in the Nasdaq-100 Trust, a unit investment trust that holds a portfolio of common stocks designed to track the price performance and dividend yield of the Nasadaq-100 Index(TRADEMARK) ("Nasdaq 100") and whose shares trade on the AMEX. The value of the QQQs fluctuates in relation to changes in the value of the underlying portfolio of common stocks. The market price of QQQs, however, may not be equivalent to the pro rata value of the Nasdaq 100. QQQs are subject to the risks of an investment in a broadly based portfolio of common stocks.

Investments in SPDRs, DIAMONDS and QQQs are considered investments in other investment companies discussed below.

INVESTMENTS IN OTHER INVESTMENT COMPANIES
-----------------------------------------

The Fund may invest in the securities of other investment companies to the extent that such an investment would be consistent with the requirements of the 1940 Act. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the Fund becomes a shareholder of that investment company. As a result, Fund shareholders indirectly will bear the Fund's proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses Fund shareholders directly bear in connection with the Fund's own operations.

OPTIONS, FUTURES AND OTHER STRATEGIES
-------------------------------------

GENERAL. The Fund may use certain options (traded on an exchange and OTC, or otherwise), futures contracts (sometimes referred to as "futures") and options on futures contracts (collectively, "Financial Instruments") as a substitute for a comparable market position in the underlying security, to attempt to hedge or limit the exposure of the Fund's position, to create a synthetic money market position, for certain tax-related purposes and to effect closing transactions.

The use of Financial Instruments is subject to applicable regulations of the SEC, the several exchanges upon which they are traded and the Commodity Futures Trading Commission ("CFTC"). In addition, a Fund's ability to use Financial Instruments will be limited by tax considerations. See "Dividends, Other Distributions and Taxes."

In addition to the instruments, strategies and risks described below and in the Prospectuses, Rafferty may discover additional opportunities in connection with Financial Instruments and other similar or related techniques. These new opportunities may become available as Rafferty develops new techniques, as regulatory authorities broaden the range of permitted transactions and as new Financial Instruments or other techniques are developed. Rafferty may utilize these opportunities to the extent that they are consistent with the Fund's investment objective and permitted by a Fund's investment limitations and applicable regulatory authorities. The Fund's Prospectuses or this SAI will be supplemented to the extent that new products or techniques involve materially different risks than those described below or in the Prospectuses.

SPECIAL RISKS. The use of Financial Instruments involves special considerations and risks, certain of which are described below. Risks pertaining to particular Financial Instruments are described in the sections that follow.

(1) Successful use of most Financial Instruments depends upon Rafferty's ability to predict movements of the overall securities markets, which requires different skills than predicting changes in the prices of individual securities. The ordinary spreads between prices in the cash and futures markets, due to the differences in the natures of those markets, are subject to distortion. Due to the possibility of distortion, a correct forecast of stock market trends by Rafferty may still not result in a successful transaction. Rafferty may be incorrect in its expectations as to the extent of market movements or the time span within which the movements take place that, thus, may result in the strategy being unsuccessful.

(2)      Options  and  futures  prices  can  diverge  from the  prices  of their underlying  instruments.  Options  and  futures  prices  are  affected  by  such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect or no correlation also may result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, and from imposition of daily price fluctuation limits or trading halts.

(3) As described below, the Fund might be required to maintain assets as "cover," maintain segregated accounts or make margin payments when it takes positions in Financial Instruments involving obligations to third parties (e.g., Financial Instruments other than purchased options). If the Fund were unable to close out its positions in such Financial Instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. These requirements might impair the Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time. The Fund's ability to close out a position in a Financial Instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction (the "counterparty") to enter into a transaction closing out the position. Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to the Fund.

(4) Losses may arise due to unanticipated market price movements, lack of a liquid secondary market for any particular instrument at a particular time or due to losses from premiums paid by the Fund on options transactions.

COVER. Transactions using Financial Instruments, other than purchased options, expose the Fund to an obligation to another party. The Fund will not enter into any such transactions unless it owns either (1) an offsetting ("covered") position in securities or other options or futures contracts or (2) cash and liquid assets with a value, marked-to-market daily, sufficient to cover its potential obligations to the extent not covered as provided in (1) above. The Fund will comply with SEC guidelines regarding cover for these instruments and will, if the guidelines so require, set aside cash or liquid assets in an account with its custodian, U.S. Bank, N.A. ("Custodian"), in the prescribed amount as determined daily.

Assets used as cover or held in an account cannot be sold while the position in the corresponding Financial Instrument is open, unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of the Fund's assets to cover or accounts could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

OPTIONS. The value of an option position will reflect, among other things, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment and general market conditions. Options that expire unexercised have no value. Options currently are traded on the Chicago Board Options Exchange ("CBOE"), the AMEX and other exchanges, as well as the OTC markets.

By buying a call option on a security, the Fund has the right, in return for the premium paid, to buy the security underlying the option at the exercise price. By writing (selling) a call option and receiving a premium, the Fund becomes obligated during the term of the option to deliver securities underlying the option at the exercise price if the option is exercised. By buying a put option, the Fund has the right, in return for the premium, to sell the security underlying the option at the exercise price. By writing a put option, the Fund becomes obligated during the term of the option to purchase the securities underlying the option at the exercise price.

Because options premiums paid or received by the Fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

The Fund may effectively terminate its right or obligation under an option by entering into a closing transaction. For example, the Fund may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option; this is known as a closing purchase transaction. Conversely, the Fund may terminate a position in a put or call option it had purchased by writing an identical put or call option; this is known as a closing sale transaction. Closing transactions permit the Fund to realize profits or limit losses on an option position prior to its exercise or expiration.

RISKS OF OPTIONS ON SECURITIES. Exchange-traded options in the United States are issued by a clearing organization affiliated with the exchange on which the option is listed that, in effect, guarantees completion of every exchange-traded option transaction. In contrast, OTC options are contracts between the Fund and its counterparty (usually a securities dealer or a bank) with no clearing organization guarantee. Thus, when the Fund purchases an OTC option, it relies on the counterparty from whom it purchased the option to make or take delivery of the underlying investment upon exercise of the option. Failure by the counterparty to do so would result in the loss of any premium paid by the Fund as well as the loss of any expected benefit of the transaction.

The Fund's ability to establish and close out positions in exchange-traded options depends on the existence of a liquid market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the counterparty, or by a transaction in the secondary market if any such market exists. There can be no assurance that the Fund will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the counterparty, the Fund might be unable to close out an OTC option position at any time prior to its expiration.

If the Fund were unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by a Fund could cause material losses because the Fund would be unable to sell the investment used as cover for the written option until the option expires or is exercised.

OPTIONS ON INDICES. An index fluctuates with changes in the market values of the securities included in the index. Options on indices give the holder the right to receive an amount of cash upon exercise of the option. Receipt of this cash amount will depend upon the closing level of the index upon which the option is based being greater than (in the case of a call) or less than (in the case of put) the exercise price of the option. Some stock index options are based on a broad market index such as the S&P 500 Index, the NYSE Composite Index or the AMEX Major Market Index, or on a narrower index such as the Philadelphia Stock Exchange Over-the-Counter Index.


The exchanges have established limitations governing the maximum number of call or put options on the same index that may be bought or written by a single investor, whether acting alone or in concert with others (regardless of whether such options are written on the same or different exchanges or are held or written on one or more accounts or through one or more brokers). Under these limitations, option positions of all investment companies advised by Rafferty are combined for purposes of these limits. Pursuant to these limitations, an exchange may order the liquidation of positions and may impose other sanctions or restrictions. These positions limits may restrict the number of listed options that the Fund may buy or sell.


Puts and calls on indices are similar to puts and calls on securities or futures contracts except that all settlements are in cash and gain or loss depends on changes in the index in question rather than on price movements in individual securities or futures contracts. When the Fund writes a call on an index, it receives a premium and agrees that, prior to the expiration date, the purchaser of the call, upon exercise of the call, will receive from the Fund an amount of cash if the closing level of the index upon which the call is based is greater than the exercise price of the call. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call times a specified multiple ("multiplier"), which determines the total value for The point of such difference. When the Fund buys a call on an index, it pays a premium and has the same rights to such call as are indicated above. When a Fund buys a put on an index, it pays a premium and has the right, prior to the expiration date, to require the seller of the put, upon the Fund's exercise of the put, to deliver to the Fund an amount of cash if the closing level of the index upon which the put is based is less than the exercise price of the put, which amount of cash is determined by the multiplier, as described above for calls. When the Fund writes a put on an index, it receives a premium and the purchaser of the put has the right, prior to the expiration date, to require the Fund to deliver to it an amount of cash equal to the difference between the closing level of the index and the exercise price times the multiplier if the closing level is less than the exercise price.

RISKS OF OPTIONS ON INDICES. If the Fund has purchased an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the underlying index may subsequently change. If such a change causes the exercised option to fall out-of-the-money, the Fund will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.

OTC OPTIONS. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size and strike price, the terms of OTC options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows a Fund great flexibility to tailor the option to its needs, OTC options generally involve greater risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. A futures contract obligates the seller to deliver (and the purchaser to take delivery of) the specified security on the expiration date of the contract. An index futures contract obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying securities in the index is made.

When the Fund writes an option on a futures contract, it becomes obligated, in return for the premium paid, to assume a position in the futures contract at a specified exercise price at any time during the term of the option. If the Fund writes a call, it assumes a short futures position. If it writes a put, it assumes a long futures position. When the Fund purchases an option on a futures contract, it acquires the right in return for the premium it pays to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put).

Whether the Fund realizes a gain or loss from futures activities depends upon movements in the underlying security or index. The extent of the Fund's loss from an unhedged short position in futures contracts or from writing unhedged call options on futures contracts is potentially unlimited. The Fund only purchases and sells futures contracts and options on futures contracts that are traded on a U.S. exchange or board of trade.

No price is paid upon entering into a futures contract. Instead, at the inception of a futures contract the Fund is required to deposit "initial margin" in an amount generally equal to 10% or less of the contract value. Margin also must be deposited when writing a call or put option on a futures contract, in accordance with applicable exchange rules. Unlike margin in securities transactions, initial margin does not represent a borrowing, but rather is in the nature of a performance bond or good-faith deposit that is returned to the Fund at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, the Fund may be required by an exchange to increase the level of its initial margin payment, and initial margin requirements might be increased generally in the future by regulatory action.

Subsequent "variation margin" payments are made to and from the futures commission merchant daily as the value of the futures position varies, a process known as "marking-to-market." Variation margin does not involve borrowing, but rather represents a daily settlement of the Fund's obligations to or from a futures commission merchant. When the Fund purchases an option on a futures contract, the premium paid plus transaction costs is all that is at risk. In contrast, when the Fund purchases or sells a futures contract or writes a call or put option thereon, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements. If the Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous.

Purchasers and sellers of futures contracts and options on futures can enter into offsetting closing transactions, similar to closing transactions in options, by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold. Positions in futures and options on futures contracts may be closed only on an exchange or board of trade that provides a secondary market. However, there can be no assurance that a liquid secondary market will exist for a particular contract at a particular time. In such event, it may not be possible to close a futures contract or options position.

Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract or an option on a futures contract can vary from the previous day's settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

If the Fund were unable to liquidate a futures contract or an option on a futures position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain cash or liquid assets in an account.

To the extent that the Fund enters into futures contracts or options on futures contracts, in each case other than for BONA FIDE hedging purposes (as defined by the CFTC), the aggregate initial margin and the premiums required to establish those positions (excluding the amount by which options are "in-the-money" at the time of purchase) will not exceed 5% of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Fund has entered into. (In general, a call option on a futures contract is "in-the-money" if the value of the underlying futures contract exceeds the strike, I.E., exercise, price of the call. A put option on a futures contract is "in-the-money" if the value of the underlying futures contract is exceeded by the strike price of the put.) This policy does not limit to 5% the percentage of the Fund's assets that are at risk in futures contracts and options on futures contracts.

RISKS OF FUTURES CONTRACTS AND OPTIONS THEREON. The ordinary spreads between prices in the cash and futures markets (including the options on futures markets), due to differences in the natures of those markets, are subject to the following factors, which may create distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions, which could distort the normal relationships between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions.

COMBINED POSITIONS. The Fund may purchase and write options in combination with each other. For example, the Fund may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

REPURCHASE AGREEMENTS
---------------------

The Fund may enter into repurchase agreements with banks that are members of the Federal Reserve System or securities dealers that are members of a national securities exchange or are primary dealers in U.S. Government Securities (defined below). Repurchase agreements generally are for a short period of time, usually less than a week. Under a repurchase agreement, the Fund purchases a U.S. Government Security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the Fund's holding period. While the maturities of the underlying securities in repurchase agreement transactions may be more than one year, the term of each repurchase agreement always will be less than one year. Repurchase agreements with a maturity of more than seven days are considered to be illiquid investments. The Fund may not enter into such a repurchase agreement if, as a result, more than 15% of the value of its net assets would then be invested in such repurchase agreements and other illiquid investments. See "Illiquid Investments and Restricted Securities" above.

The Fund will always receive, as collateral, securities whose market value, including accrued interest, at all times will be at least equal to 100% of the dollar amount invested by the Fund in each repurchase agreement. In the event of default or bankruptcy by the seller, the Fund will liquidate those securities (whose market value, including accrued interest, must be at least 100% of the amount invested by the Fund) held under the applicable repurchase agreement, which securities constitute collateral for the seller's obligation to repurchase the security. If the seller defaults, the Fund might incur a loss if the value of the collateral securing the repurchase agreement declines and might incur disposition costs in connection with liquidating the collateral. In addition, if bankruptcy or similar proceedings are commenced with respect to the seller of the security, realization upon the collateral by the Fund may be delayed or limited.

SHORT SALES
-----------

The Fund may engage in short sale transactions under which its sells a security it does not own. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay to the lender amounts equal to any dividends that accrue during the period of the loan. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet the margin requirements, until the short position is closed out.

Until the Fund closes its short position or replaces the borrowed stock, the Fund will (1) maintain an account containing cash or liquid assets at such a level that (a) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the stock sold short and (b) the amount deposited in the account plus the amount deposited with the broker as collateral will not be less than the market value of the stock at the time the stock was sold short or (2) otherwise cover the Fund's short position.

SWAP AGREEMENTS
---------------

The Fund may enter into equity index swap agreements for purposes of attempting to gain exposure to the stocks making up an index of securities in a market without actually purchasing those stocks, or to hedge a position. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year.

In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

Most swap agreements entered into by the Fund calculate the obligations of the parties to the agreement on a "net basis." Consequently, the Fund's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). Payments may be made at the conclusion of a swap agreement or periodically during its term.

Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, if a swap is entered into on a net basis, if the other party to a swap agreement defaults, the Fund's risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive, if any.

The net amount of the excess, if any, of the Fund's obligations over its entitlements with respect to a swap agreement entered into on a net basis will be accrued daily and an amount of cash or liquid asset having an aggregate net asset value at least equal to the accrued excess will be maintained in an account with the Custodian that satisfies the 1940 Act. The Fund will also establish and maintain such accounts with respect to its total obligations under any swaps that are not entered into on a net basis. Obligations under swap agreements so covered will not be construed to be "senior securities" for purposes of the Fund's investment restriction concerning senior securities.

Because they are two-party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid for the Fund illiquid investment limitations. The Fund will not enter into any swap agreement unless Rafferty believes that the other party to the transaction is creditworthy. The Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

The Fund may enter into a swap agreement with respect to an equity market index in circumstances where Rafferty believes that it may be more cost effective or practical than buying the securities represented by such index or a futures contract or an option on such index. The counterparty to any swap agreement will typically be a bank, investment banking firm or broker/dealer. The counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular stocks represented in the index, plus the dividends that would have been received on those stocks. The Fund will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to the Fund on any swap agreement should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Fund on the notional amount.

The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments that are traded in the OTC market. Rafferty, under the supervision of the Board, is responsible for determining and monitoring the liquidity of Fund transactions in swap agreements.

The use of equity swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

U.S. GOVERNMENT SECURITIES
--------------------------

The Fund may invest in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities ("U.S. Government Securities") in pursuit of their investment objectives, in order to deposit such securities as initial or variation margin, as "cover" for the investment techniques they employ, as part of a cash reserve and for liquidity purposes.

U.S. Government Securities are high-quality instruments issued or guaranteed as to principal or interest by the U.S. Treasury or by an agency or instrumentality of the U.S. Government. Not all U.S. Government Securities are backed by the full faith and credit of the United States. Some are backed by the right of the issuer to borrow from the U.S. Treasury; others are backed by discretionary authority of the U.S. Government to purchase the agencies' obligations; while others are supported only by the credit of the instrumentality. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment.

U.S. Government Securities include Treasury Bills (which mature within one year of the date they are issued), Treasury Notes (which have maturities of one to ten years) and Treasury Bonds (which generally have maturities of more than 10 years). All such Treasury securities are backed by the full faith and credit of the United States.

U.S. Government agencies and instrumentalities that issue or guarantee securities include the Federal Housing Administration, the Federal National Mortgage Association ("Fannie Mae"), the Farmers Home Administration, the Export-Import Bank of the United States, the Small Business Administration, the Government National Mortgage Association ("Ginnie Mae"), the General Services Administration, the Central Bank for Cooperatives, the Federal Home Loan Banks, the Federal Home Loan Mortgage Corporation ("Freddie Mac"), the Farm Credit Banks, the Maritime Administration, the Tennessee Valley Authority, the Resolution Funding Corporation and the Student Loan Marketing Association ("Sallie Mae").

Securities issued or guaranteed by U.S. Government agencies and instrumentalities are not always supported by the full faith and credit of the United States. Some, such as securities issued by the Federal Home Loan Banks, are backed by the right of the agency or instrumentality to borrow from the Treasury. Others, such as securities issued by Fannie Mae, are supported only by the credit of the instrumentality and by a pool of mortgage assets. If the securities are not backed by the full faith and credit of the United States, the owner of the securities must look principally to the agency issuing the obligation for repayment and may not be able to assert a claim against the United States in the event that the agency or instrumentality does not meet its commitment.

Yields on short-, intermediate- and long-term U.S. Government Securities are dependent on a variety of factors, including the general conditions of the money and bond markets, the size of a particular offering and the maturity of the obligation. Debt securities with longer maturities tend to produce higher capital appreciation and depreciation than obligations with shorter maturities and lower yields. The market value of U.S. Government Securities generally varies inversely with changes in the market interest rates. An increase in interest rates, therefore, generally would reduce the market value of the Fund's portfolio investments in U.S. Government Securities, while a decline in interest rates generally would increase the market value of the Fund's portfolio investments in these securities.

OTHER INVESTMENT RISKS AND PRACTICES
------------------------------------

BORROWING. The Fund may borrow money for investment purposes, which is a form of leveraging. Leveraging investments, by purchasing securities with borrowed money, is a speculative technique that increases investment risk while increasing investment opportunity. Leverage will magnify changes in the Fund's net asset value and on the Fund's investments. Although the principal of such borrowings will be fixed, the Fund's assets may change in value during the time the borrowing is outstanding. Leverage also creates interest expenses for the Fund. To the extent the income derived from securities purchased with borrowed funds exceeds the interest a Fund will have to pay, the Fund's net income will be greater than it would be if leverage were not used. Conversely, if the income from the assets obtained with borrowed funds is not sufficient to cover the cost of leveraging, the net income of the Fund will be less than it would be if leverage were not used, and therefore the amount available for distribution to shareholders as dividends will be reduced. The use of derivatives in connection with leverage creates the potential for significant loss.

The Fund may borrow money to facilitate management of the Fund's portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio instruments would be inconvenient or disadvantageous. Such borrowing is not for investment purposes and will be repaid by the borrowing Fund promptly.

As required by the 1940 Act, the Fund must maintain continuous asset coverage (total assets, including assets acquired with borrowed funds, less liabilities exclusive of borrowings) of 300% of all amounts borrowed. If at any time the value of the required asset coverage declines as a result of market fluctuations or other reasons, the Fund may be required to sell some of its portfolio investments within three days to reduce the amount of its borrowings and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell portfolio instruments at that time.

In addition to the foregoing, the Fund may borrow money from a bank as a temporary measure for extraordinary or emergency purposes in amounts not in excess of 5% of the value of its total assets. This borrowing is not subject to the foregoing 300% asset coverage requirement. The Fund may pledge portfolio securities as Rafferty deems appropriate in connection with any borrowings.

LENDING PORTFOLIO SECURITIES. The Fund may lend portfolio securities with a value not exceeding 33 1/3% of its total assets to brokers, dealers, and financial institutions. Borrowers are required continuously to secure their obligations  to  return  securities  on loan  from  the Fund by  depositing  any combination of short-term government securities and cash as collateral with the Fund. The collateral must be equal to at least 100% of the market value of the loaned securities, which will be marked to market daily. While a Fund's portfolio securities are on loan, the Fund continues to receive interest on the securities loaned and simultaneously earns either interest on the investment of the collateral or fee income if the loan is otherwise collateralized. The Fund may invest the interest received and the collateral, thereby earning additional income. Loans would be subject to termination by the lending Fund on four business days' notice or by the borrower on one day's notice. Borrowed securities must be returned when the loan is terminated. Any gain or loss in the market price of the borrowed securities that occurs during the term of the loan inures to the lending Fund and that Fund's shareholders. A lending Fund may pay reasonable finders, borrowers, administrative and custodial fees in connection with a loan. The Fund currently has no intention of lending its portfolio securities.

PORTFOLIO TURNOVER. The Trust anticipates that the Fund will have very high portfolio turnover due to the active management of its portfolio. The Fund's portfolio turnover rate is calculated by the lesser of the value of the securities purchased or securities sold, excluding all securities whose maturities at the time of acquisition were one year or less, divided by the average monthly value of such securities owned during the year. Based on this calculation, instruments with remaining maturities of less than one year are excluded from the portfolio turnover rate. Such instruments generally would include futures contracts and options, since such contracts generally have a remaining maturity of less than one year. In any given period, all of the
Fund's investments may have a remaining maturity of less than one year; in which case, the portfolio turnover rate for that period would be equal to zero. However, the Fund's portfolio turnover rate calculated with all securities whose maturities were one year or less is anticipated to be unusually high.

High portfolio turnover involves correspondingly greater expenses to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales also may result in adverse tax consequences to the Fund's shareholders. The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund's performance.


                             INVESTMENT RESTRICTIONS

In addition to the investment policies and limitations described above and described in the Prospectuses, the Fund has adopted the following investment limitations, which are fundamental policies and may not be changed without the vote of a majority of the outstanding voting securities of the Fund. Under the 1940 Act, a "vote of the majority of the outstanding voting securities" of the Fund means the affirmative vote of the lesser of: (1) more than 50% of the outstanding shares of the Fund or (2) 67% or more of the shares of the Fund present at a shareholders meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy.

For purposes of the following limitations, all percentage limitations apply immediately after a purchase or initial investment. Except with respect to borrowing money, if a percentage limitation is adhered to at the time of the investment, a later increase or decrease in the percentage resulting from any change in value or net assets will not result in a violation of such restrictions. If at any time the Fund's borrowings exceed its limitations due to a decline in net assets, such borrowings will be reduced promptly to the extent necessary to comply with the limitation.

The Fund shall not:

1. Lend any security or make any other loan if, as a result, more than 33 1/3% of the value of the Fund's total assets would be lent to other parties, except (1) through the purchase of a portion of an issue of debt securities in accordance with the Fund's investment objective, policies and limitations, or
(2) by engaging in repurchase agreements with respect to portfolio securities.

2.  Underwrite securities of any other issuer.

3.  Purchase, hold, or deal in real estate or oil and gas interests.


4. Issue any senior security (as such term is defined in Section 18(f) of the 1940 Act) (including the amount of senior securities issued by excluding liabilities and indebtedness not constituting senior securities), except (1) that the Fund may issue senior securities in connection with transactions in options, futures, options on futures and forward contracts, swaps, caps, floors, collars and other similar investments, (2) as otherwise permitted herein and in Investment Limitations Nos. 5 and 7, and (3) the Fund may make short sales of securities.


5. Pledge, mortgage, or hypothecate the Fund's assets, except (1) to the extent necessary to secure permitted borrowings, (2) in connection with the purchase of securities on a forward-commitment or delayed-delivery basis or the sale of securities on a delayed-delivery basis, and (3) in connection with options, futures contracts, options on futures contracts, forward contracts, swaps, caps, floors, collars and other financial instruments.

6. Invest in physical commodities, except that the Fund may purchase and sell foreign currency, options, futures contracts, options on futures contracts, forward contracts, swaps, caps, floors, collars, securities on a forward-commitment or delayed-delivery basis, and other financial instruments.

7. Borrow money, except (1) to the extent permitted under the 1940 Act (which currently limits borrowing to no more than 33 1/3% of the value of the Fund's total assets), (2) as a temporary measure and then only in amounts not to exceed 5% of the value of the Fund's total assets, (3) to enter into reverse repurchase agreements, and (4) to lend portfolio securities. For purposes of this investment limitation, the purchase or sale of options, futures contracts, options on futures contracts, forward contracts, swaps, caps, floors, collars and other financial instruments shall not constitute borrowing.

8. Invest more than 25% of the value of its total assets in the securities of issuers in any single industry, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

THE FUND HAS ADOPTED THE FOLLOWING FUNDAMENTAL INVESTMENT POLICY that enables it to invest in another investment company or series thereof:

Notwithstanding any other limitation, the Fund may invest all of its investable assets in an open-end management investment company with the same limitations as the Fund. For this purpose, "all of the Fund's investable assets" means that the only investment securities that will be held by the Fund will be the Fund's interest in the investment company.



                      PORTFOLIO TRANSACTIONS AND BROKERAGE

Subject to the general supervision by the Board, Rafferty and/or the Fund's subadviser, as applicable, are responsible for decisions to buy and sell securities for the Fund, the selection of broker-dealers to effect the transactions, and the negotiation of brokerage commissions, if any. Rafferty expects that the Fund may execute brokerage or other agency transactions through registered broker-dealers, for a commission, in conformity with the 1940 Act, the Securities Exchange Act of 1934, as amended, and the rules and regulations thereunder.

When selecting a broker or dealer to execute portfolio transactions, Rafferty considers many factors, including the rate of commission or the size of the broker-dealer's "spread," the size and difficulty of the order, the nature of the market for the security, operational capabilities of the broker-dealer and the research, statistical and economic data furnished by the broker-dealer to Rafferty.

In effecting portfolio transactions for the Fund, Rafferty seeks best execution of trades either (1) at the most favorable price and efficient execution of transactions or (2) with respect to agency transactions, at a higher rate of commission if reasonable in relation to brokerage and research services provided to the Fund, Rafferty and/or the Fund's subadviser. Such services may include the following: information as to the availability of securities for purchase or sale; statistical or factual information or opinions pertaining to investment; wire services; and appraisals or evaluations of portfolio securities. The Fund believes that the requirement always to seek the lowest possible commission cost could impede effective portfolio management and preclude the Fund, Rafferty and/or the Fund's subadviser, as applicable, from obtaining a high quality of brokerage and research services. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, Rafferty relies upon its experience and knowledge regarding commissions generally charged by various brokers and on its judgment in evaluating the brokerage and research services received from the broker effecting the transaction.

Rafferty and/or the Fund's subadviser may use research and services provided to it by brokers in servicing all the Funds; however, not all such services may be used by Rafferty and/or the Fund's subadviser in connection with the Fund. While the receipt of such information and services is useful in varying degrees and generally would reduce the amount of research or services otherwise performed by Rafferty and/or the Fund's subadviser, this information and these services are of indeterminable value and would not reduce Rafferty's investment advisory fee to be paid by the Fund or the subadvisory fees to be paid by Rafferty.

Purchases and sales of U.S. Government Securities normally are transacted through issuers, underwriters or major dealers in U.S. Government Securities acting as principals. Such transactions are made on a net basis and do not involve payment of brokerage commissions. The cost of securities purchased from an underwriter usually includes a commission paid by the issuer to the underwriters; transactions with dealers normally reflect the spread between bid and asked prices.


                             MANAGEMENT OF THE TRUST

TRUSTEES AND OFFICERS
---------------------

The business affairs of the Fund are managed by or under the direction of the Board of Trustees. The Trustees are responsible for managing the Fund's business affairs and for exercising all of the Fund's powers except those reserved to the shareholders. A Trustee may be removed by the other Trustees or by a two-thirds vote of the outstanding Trust shares.


The following table is a list of the Trustees and officers of the Trust, their age, business address and principal occupation during the past five years including any affiliation with Rafferty, the length of service to the Trust, and the position, if any, that they hold on the board of directors of companies other than the Trust. Each Trustee of the Trust also serves on the Board of the Potomac Insurance Trust, the other registered investment company in the Potomac mutual fund complex. The Board oversees a total of 41 portfolios in the Potomac mutual fund complex, of which 11 are currently operational. Unless otherwise noted, an individual's business address is 500 Fifth Avenue, Suite 415, New York, New York, 10110.


                        POSITION, TERM OF OFFICE        PRINCIPAL OCCUPATION
                           AND LENGTH OF TIME           DURING PAST FIVE YEARS
NAME, AGE AND ADDRESS     SERVED WITH THE TRUST        AND CURRENT DIRECTORSHIP
---------------------   ------------------------      --------------------------

INTERESTED TRUSTEES        TERM:  Lifetime of
-------------------        Trust until removal
                           or resignation

Lawrence C. Rafferty*      Chairman of the        Chairman and Chief Executive
(59)                       Board of Trustees      Officer of Rafferty, 1997-
                           since 1997             present; Chief Executive
                                                  Officer of Rafferty Companies,
                                                  LLC, 1996-present; Chief
                                                  Executive Officer of Cohane
                                                  Rafferty Securities, Inc.,
                                                  1987-present (investment
                                                  banking); Chief Executive
                                                  Officer of Rafferty Capital
                                                  Markets, Inc., 1995-present;
                                                  Trustee of Fairfield
                                                  University.

                        POSITION, TERM OF OFFICE        PRINCIPAL OCCUPATION
                           AND LENGTH OF TIME           DURING PAST FIVE YEARS
NAME, AGE AND ADDRESS     SERVED WITH THE TRUST        AND CURRENT DIRECTORSHIP
---------------------   ------------------------      --------------------------

Jay F. Higgins* (57)       Trustee since 1997      Principal of Bengal Partners,
                                                   LLC since 2002.

DISINTERESTED TRUSTEES     TERM:   Lifetime  of
----------------------     Trust until  removal
                           or resignation

Daniel J. Byrne (58)       Trustee since 1997      President and Chief Executive
                                                   Officer of Byrne Securities
                                                   Inc., 1992-present;  Trustee,
                                                   The Opening Word Program,
                                                    Wyandanch, New York.

Kevin G. Boyle (54)        Trustee since 2002      President, Kevin G. Boyle
                                                   Securities, Inc., 1981 to
                                                   Present.

Gerald E. Shanley III (59) Trustee since 1997      Business Consultant,
                                                   1985-present; Trustee of
                                                   Estate of Charles S. Payson,
                                                   1987-present.
OFFICERS                   TERM:  One year
--------                   ----

Daniel D. O'Neill (34)     Chief Executive Officer Managing Director of
                           since August 2003;      Rafferty, 1999-present;
                           President since 1999    Portfolio Manager, Hermitage
                                                   Capital Management, 1998-
                                                   1999; Associate, Akin, Gump,
                                                   Strauss, Hauer & Feld,
                                                   LLP, 1995-1998 (law firm).

Timothy P. Hagan (60)      Vice President since    Vice President of Rafferty,
100 S. Royal Street        2001; Chief Financial   1997-present.
Alexandria, VA 22314       Officer 1997-2001


Philip A. Harding (59)     Senior Vice President   Vice President of Rafferty,
                           since 1997              1997-present.

Mark D. Edwards (44)       Vice President since    Vice President of Rafferty,
100 S. Royal Street        2002; Chief Financial   1997 to present.
Alexandria, VA 22314       Officer 2001-2002;
                           Vice President
                           1997-2001

Jesse J. Noel (32)         Chief Financial         Assistant Vice President of
100 S. Royal Street        Officer since 2002      Rafferty, 2000 to present;
Alexandria, VA 22314                               Mutual Fund Accountant, U.S.
                                                   Bancorp Funds Services,
                                                   1997-1999.

Robert J. Zutz (49)        Secretary since 1997    Partner, Kirkpatrick &
1800 Massachusetts Ave.                            Lockhart LLP (law firm).
Washington, DC 20036

Eric W. Falkeis (29)       Assistant  Secretary    Vice President, U.S. Bancorp
615 East Michigan          since 1997              Fund Services LLC,
Street                                             1997-present; Audit Senior
Milwaukee, WI 53202                                with PricewaterhouseCoopers
                                                   LLP, 1995-1997.


-----------------

* Mr. Rafferty and Mr. Higgins are affiliated with Rafferty. Mr. Rafferty is the Chairman and Chief Executive Officer of Rafferty and Mr. Higgins owns a beneficial interest in Rafferty.

The Trust has an Audit Committee, consisting of Messrs. Boyle, Byrne, and Shanley. The members of the Audit Committee are not "interested" persons of the Trust (as defined in the 1940 Act). The primary responsibilities of the Trust's Audit Committee are to make recommendations to the Board Members as to: the engagement or discharge of the Trust's independent auditors (including the audit fees charged by auditors); the supervision of investigations into matters relating to audit matters; the review with the independent auditors of the results of audits; and addressing any other matters regarding audits. The Audit Committee did not meet during the most recent fiscal year.


The Trust also has a Nominating Committee, consisting of Messrs. Boyle, Byrne, and Shanley, each of who is a disinterested member of the Board. The primary responsibilities of the Nominating Committee are to make recommendations to the Board on issues related to the composition and operation of the Board, and communicate with management on those issues. The Nominating Committee also evaluates and nominates Board member candidates. The Nominating Committee does not have a policy regarding the consideration of nominees recommended by shareholders. The Nominating Committee did not meet during the Trust's most recent fiscal year.


The Trustees do not own any shares of the Fund, as the Fund had not commenced operations as of the date of this SAI. The following table shows the amount of equity securities in the portfolios of the Potomac complex owned by the Trustees as of the calendar year ended December 31, 2002:

----------------------------------------------------------------------------------------------------------------------------------
DOLLAR RANGE OF EQUITY              INTERESTED                   DISINTERESTED
SECURITIES OWNED:                   TRUSTEES:                    TRUSTEES:
-----------------                   ---------                    ---------

---------------------------------------------------------------------------------------------------------------------------------
                                    Lawrence C.      Jay           Kevin G.      Daniel J.           Richard         Gerald E.
                                    Rafferty         Higgins       Boyle**       Byrne               Jackson***      Shanley III

---------------------------------------------------------------------------------------------------------------------------------
Horizon Fund*                        $ 0              $ 0           $0            $ 0                 $ 0             $ 0
---------------------------------------------------------------------------------------------------------------------------------
Aggregate Dollar Range of
Equity Securities in the
Potomac Mutual Fund Complex          Over $100,000    $ 0           $0            $50,000-$100,000    $ 0             $ 0

---------------------------------------------------------------------------------------------------------------------------------

* As of the date of this SAI, the Fund had not commenced operations. ** Mr. Boyle was elected to the Board on December 11, 2002.
*** Mr. Jackson resigned from the Board effective December 10, 2002.


The Trust's Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office.

No officer, director or employee of Rafferty receives any compensation from the Fund for acting as a Trustee or officer of the Trust. The following table shows the compensation earned by each Trustee for the Trust's prior fiscal year ended August 31, 2002.

--------------------------------------------------------------------------------
                                                                     Aggregate
                                    Pension or        Estimated     Compensation
                                    Retirement         Annual         From the
                  Aggregate     Benefits Accrued      Benefits   Potomac Complex
Name of Person,  Compensation       As Part of          Upon          Paid to
    Position    From the Trust  the Trust's Expenses  Retirement    the Trustees
    --------    --------------  --------------------  ----------    ------------
--------------------------------------------------------------------------------
INTERESTED TRUSTEES
-------------------

Lawrence C. Rafferty       $0              $0               $0             $0



Jay F. Higgins           $8,000            $0               $0           $8,000


DISINTERESTED TRUSTEES
----------------------


Kevin M. Boyle*          $8,000            $0               $0           $8,000

Daniel J. Byrne          $8,000            $0               $0           $8,000

Richard G. Jackson**     $8,000            $0               $0           $8,000

Gerald E. Shanley III    $8,000            $0               $0           $8,000

--------------------------------------------------------------------------------
*   Mr. Boyle was elected to the Board on December 11, 2002.
**  Mr. Jackson resigned from the Board effective December 10, 2002.

INVESTMENT ADVISER AND SUBADVISER
---------------------------------


Rafferty Asset Management, LLC, 500 Fifth Avenue, Suite 415, New York, New York, 10110, provides investment advice to the Fund. Rafferty was organized as a New York limited liability corporation in June 1997. Lawrence C. Rafferty controls Rafferty through his ownership in Rafferty Holdings, LLC.

Under an Investment Advisory Agreement dated August 6, 2003, between the Trust, on behalf of the Fund, and Rafferty ("Advisory Agreement"), Rafferty provides a continuous investment program for the Fund's assets in accordance with its investment objectives, policies and limitations, and oversees the day-to-day operations of the Fund, subject to the supervision of the Trustees. Rafferty bears all costs associated with providing these advisory services. The Trust bears all other expenses that are not assumed by Rafferty. The Trust also is liable for nonrecurring expenses as may arise, including litigation to which a Fund may be a party. The Trust also may have an obligation to indemnify its Trustees and officers with respect to any such litigation.

Pursuant to the Advisory Agreement, the Fund pays Rafferty at an annual rate of 1.00% based on its average daily net assets.

Rafferty has voluntarily agreed to waive its fees and/or reimburse operating expenses to the extent that Fund expenses exceed 2.00% of average daily net assets for the period ending August 31, 2004. If overall expenses fall below these percentage limitations, then the Funds may reimburse Rafferty within the following three years. There is no assurance that Rafferty will continue this waiver after this date.

The Advisory Agreement was approved by the Trustees (including all Independent Trustees) and Rafferty, as sole shareholder of the Fund, in compliance with the 1940 Act. The Advisory Agreement continues in force for an initial period of two years after the date of its approval. The Agreement is renewable thereafter from year to year with respect to each Fund, so long as its continuance is approved at least annually (1) by the vote, cast in person at a meeting called for that purpose, of a majority of those Trustees who are not "interested persons" of Rafferty or the Trust, and (2) by the majority vote of either the full Board or the vote of a majority of the outstanding shares of a Fund. The Advisory Agreement automatically terminates on assignment and is terminable on 60 days' written notice either by the Trust or Rafferty.

Under a Subadvisory Agreement, dated August 6, 2003, between Rafferty and Horizon Investments, L.L.C., ("Horizon"), Horizon, subject to direction by Rafferty and the Board, will provide investment advice and portfolio management services to the Fund for a fee payable by Rafferty. Specifically, Rafferty and Horizon jointly will manage the Fund's assets. An investment team from Rafferty and Horizon jointly will manage and be responsible for the Fund's assets. Under the subadviser arrangement, Horizon will direct, through Rafferty, the allocation of Fund assets among specific asset categories. Then, Rafferty will implement Horizon's allocation decisions for the Fund by selecting the particular securities that will comprise the asset categories in which the Fund will invest and place all brokerage orders for the purchase and sale of those securities. For the investment subadvisory services provided to the Fund, Rafferty will pay Horizon a fee based on the Fund's average daily net assets equal to 0.40% on the first $40 million of assets under management, 0.60% on assets of $40-$100 million and 0.70% on assets over $100 million.

The Subadvisory Agreement was approved by the Board of the Trust (including all of the Trustees who are not "interested persons" of the Rafferty or Horizon, as defined under the 1940 Act) and the shareholders of the Fund, in compliance with the 1940 Act. The Agreement provides that it will be in force for an initial two-year period and it must be approved each year thereafter by
(1) a vote, cast in person at a meeting called for that purpose, of a majority of those Trustees who are not "interested persons" of Rafferty, Horizon or the Trust, and by (2) the majority vote of either the full Board or the vote of a majority of the outstanding shares of the Fund. The Subadvisory Agreement automatically terminates on assignment and is terminable on not less than 60 days' written notice by Rafferty or 90 days' written notice by Horizon. Under the terms of the Advisory Agreement, Rafferty automatically becomes responsible for the obligations of Horizon upon termination of the Subadvisory Agreement.

In approving the Advisory and Subadvisory Agreements (the "Agreements"), the Trustees considered, among other factors: (1) the respective roles of Rafferty and Horizon in servicing the Fund, (2) the experience of Rafferty and Horizon in providing the proposed services to the Fund; (3) the background and experience of specific individuals at Rafferty and Horizon who will be servicing the Fund; (4) the compliance capabilities of Rafferty and Horizon;
(5) the extent to which Rafferty will supervise Horizon; (6) the proposed management and subadvisory fees to be received by Rafferty and Horizon, respectively; and (7) the time and resources available at Rafferty and Horizon to service the Fund.

Rafferty shall not be liable to the Trust or any shareholder for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, negligence or reckless disregard of the duties imposed upon it by its agreement with the Trust or for any losses that may be sustained in the purchase, holding or sale of any security.

Horizon shall not be liable to the Trust or any shareholder for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, negligence or reckless disregard of the duties imposed upon it by its agreement with Rafferty or for any losses that may be sustained in the purchase, holding or sale of any security.


Pursuant to Section 17(j) of the 1940 Act and Rule 17j-1 there under, the Trust, Rafferty, Horizon and the distributor have adopted Codes of Ethics ("Codes"). These Codes permit portfolio managers and other access persons of the Fund to invest in securities that may be owned by the Fund, subject to certain restrictions.


FUND ADMINISTRATOR, FUND ACCOUNTANT AND CUSTODIAN
-------------------------------------------------

U.S. Bancorp Fund Services, LLC (previously known as Firstar Mutual Fund Services, LLC), 615 East Michigan Street, Milwaukee, Wisconsin 53202, the (Administrator") provides administrative, fund accounting and transfer agent services to the Fund. U.S. Bank, N.A., 615 East Michigan Street, Milwaukee, Wisconsin 53202, provides custodian services to the Funds.


Pursuant  to  an  Administration   Servicing  Agreement  ("Service   Agreement")
between the Trust and the "Administrator", the Administrator provides the Trust with administrative and management services (other than investment advisory services). As compensation for these services, the Trust pays the Administrator a fee based on the current Fund's average daily net assets of ..10% of the first $200 million, .0875% of the next $500 million of the average daily net assets, and .0625% of the remaining balance. There is no minimum fee. The Administrator also is entitled to certain out-of-pocket expenses.

Pursuant to a Fund Accounting Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC ("Fund Accountant"), the Fund Accountant provides the Trust with accounting services, including portfolio accounting services, tax accounting services and furnishing financial reports. As compensation for these services, the Trust pays the Fund Accountant a fee based on the current Fund's average daily net assets of .075% of the first $50 million, .0375% of the next $200 million of the average daily net assets, and .01875% of the remaining balance. These fees cover the Fund's shares. There is no minimum fee. The Fund Accountant also is entitled to certain out-of-pocket expenses, including pricing expenses.


Pursuant to a Custodian Agreement, U.S. Bank, N.A. also serves as the Custodian of the Fund's assets. Under the terms of the Custodian Agreement, the Custodian holds and administers the assets in the Fund's portfolios. Pursuant to the Custodian Agreement, the Custodian receives an annual fee of ..035% per Fund based on the Fund's average daily net assets.

DISTRIBUTOR
-----------


Rafferty Capital Markets, LLC, 59 Hilton Avenue, Garden City, New York 11530, serves as the distributor ("Distributor") in connection with the offering of the Fund's shares on a no-load basis. The Distributor and participating dealers with whom it has entered into dealer agreements offer shares of the Fund as agents on a best efforts basis and are not obligated to sell any specific amount of shares. For the fiscal year ended August 31, 2002, the Distributor received $90,000 as compensation from Rafferty for distribution services for the Trust.


DISTRIBUTION PLANS
------------------


Rule 12b-1 under the 1940 Act provides that an investment company may bear expenses of distributing its shares only pursuant to a plan adopted in accordance with the Rule. The Trustees have adopted separate plans for the

Investor Class ("Investor Class Plan") and the Advisor Class ("Advisor Class Plan") shares of the Fund pursuant to which the Fund may pay certain expenses incurred in the distribution of that Class' shares and the servicing and maintenance of existing Class shareholder accounts. Pursuant to the Investor Class Plan and Advisor Class Plan, the Fund may pay up to 0.25% and 1.00%, respectively. of its average daily net assets for expenses incurred in the distribution and promotion of the shares of the Fund, including, but not limited to, the printing of prospectuses, statements of additional information, reports used for sales purposes, advertisements, expenses of preparation and printing of sales literature, and other distribution-related expenses.

Each Plan was approved by the Trustees and the Independent Trustees of the Fund. In approving each Plan, the Trustees determined that there is a reasonable likelihood that the Plan will benefit the Fund and its shareholders. The Trustees will review quarterly and annually a written report provided by the Treasurer of the amounts expended under the Plan and the purposes for which such expenditures were made.


INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS
----------------------------------------

Ernst & Young, LLP, 111 East Kilbourn Avenue, Milwaukee, Wisconsin 53202, are the independent certified public accountants for the Trust.




                        DETERMINATION OF NET ASSET VALUE

The net asset value per share of the Fund is determined daily, Monday through Friday, as of fifteen minutes after the close of regular trading on the New York Stock Exchange ("NYSE") (normally at 4:15 p.m. Eastern time), each day the NYSE is open for business. The NYSE is not open on New Year's Day, Presidents' Day, Martin Luther King's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.


A security listed or traded on an exchange, domestic or foreign, is valued at its last sales price on the principal exchange on which it is traded prior to the time when assets are valued. If no sale is reported at that time, the mean of the last bid and asked prices is used. Securities traded principally on the Nasdaq Stock Market are normally valued at the Nasdaq Official Closing Price ("NOCP") provided by Nasdaq each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern time, unless that price is outside the range of the "inside" bid and asked prices; in that case, Nasdaq will adjust the price to equal the inside bid or asked price, whichever is closer.


When market quotations for options and futures positions held by the Fund are readily available, those positions will be valued based upon such quotations. Securities and other assets for which market quotations are not readily available, or for which Rafferty has reason to question the validity of quotations received, are valued at fair value as determined in good faith by the Board. Short-term investments having a maturity of 60 days or less are valued at amortized cost, which approximates market value.

For purposes of determining net asset value per share of the Fund, options and futures contracts are valued at the closing prices of the exchanges on which they trade. The value of a futures contract equals the unrealized gain or loss on the contract that is determined by marking the contract to the current settlement price for a like contract acquired on the day on which the futures contract is being valued. The value of options on futures contracts is determined based upon the current settlement price for a like option acquired on the day on which the option is being valued. A settlement price may not be used for the foregoing purposes if the market makes a limit move with respect to a particular commodity.

OTC securities held by the Fund will be valued at the last sales price or, if no sales price is reported, the mean of the last bid and asked price is used. The portfolio securities of the Fund that are listed on national exchanges are valued at the last sales price of such securities; if no sales price is reported, the mean of the last bid and asked price is used. Dividend income and other distributions are recorded on the ex-dividend date.

Illiquid  securities,  securities  for  which  reliable  quotations  or  pricing services  are not  readily  available,  and  all  other  assets  not  valued  in accordance with the foregoing principles will be valued at their respective fair value as determined in good faith by, or under procedures established by, the Trustees, which procedures may include the delegation of certain responsibilities regarding valuation to Rafferty or the officers of the Trust. The officers of the Trust report, as necessary, to the Trustees regarding portfolio valuation determinations. The Trustees, from time to time, will review these methods of valuation and will recommend changes that may be necessary to assure that the investments of the Funds are valued at fair value.

                            PURCHASES AND REDEMPTIONS

RETIREMENT PLANS
----------------

Individuals who earn compensation and who have not reached age 70 1/2 before the close of the year generally may establish an individual retirement account ("IRA"). An individual may make limited contributions to an IRA of up to $3,000 per year (or $6,000, if such contributions also are made for a nonworking spouse and a joint return is filed) through the purchase of shares of the Funds. The Internal Revenue Code of 1986, as amended ("Code"), limits the deductibility of IRA contributions to taxpayers who are not active participants (and, under certain circumstances, whose spouses are not active participants, unless their combined adjusted gross income does not exceed $150,000) in employer-provided retirement plans or who have adjusted gross income below certain levels. Nevertheless, the Code permits other individuals to make nondeductible IRA contributions up to the same limits as referred to above. In addition, individuals whose with their spouse's earnings) do not exceed a certain level may establish an "education IRA" and/or a "Roth IRA"; although contributions to these new types of IRAs are nondeductible, withdrawals from them will not be taxable under certain circumstances. An IRA also may be used for certain "rollovers" from qualified benefit plans and from Section 403(b) annuity plans.

Fund shares also may be used as the investment medium for qualified plans (defined benefit or defined contribution plans established by corporations, partnerships or sole proprietorships). Contributions to qualified plans may be made (within certain limits) on behalf of the employees, including owner-employees, of the sponsoring entity.

REDEMPTION IN KIND
------------------


The Trust has filed a notice of election under Rule 18f-1 of the 1940 Act which obligates the Fund to redeem shares for any shareholder for cash during any 90-day period up to $250,000 or 1% of the Fund's net asset value, whichever is less. Any redemption beyond this amount also will be in cash unless the Trustees determine that further cash payments will have a material adverse effect on remaining shareholders. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio instruments, valued in the same way as the Fund determines net asset value. The portfolio instruments will be selected in a manner that the Trustees deem fair and equitable. A redemption in kind is not as liquid as a cash redemption. If a redemption is made in kind, a shareholder receiving portfolio instruments could receive less than the redemption value thereof and could incur certain transaction costs. Shareholders who receive futures contracts or options on futures contracts in connection with a redemption in kind may be responsible for making any margin payments due on those contracts.

REDEMPTIONS BY TELEPHONE
------------------------

Shareholders may redeem shares of the Fund by telephone. When acting on verbal instructions believed to be genuine, the Trust, Rafferty, Transfer Agent and their trustees, directors, officers and employees are not liable for any loss resulting from a fraudulent telephone transaction request and the investor will bear the risk of loss. In acting upon telephone instructions, these parties use procedures that are reasonably designed to ensure that such instructions are genuine, such as (1) obtaining some or all of the following information: account number, name(s) and social security number(s) registered to the account, and personal identification; (2) recording all telephone transactions; and (3) sending written confirmation of each transaction to the registered owner. To the extent that the Trust, Rafferty, Transfer Agent and their trustees, directors, officers and employees do not employ such procedures, some or all of them may be liable for losses due to unauthorized or fraudulent transactions.

RECEIVING PAYMENT
-----------------

Payment of redemption proceeds will be made within seven days following the Fund's receipt of your request (if received in good order as described below) for redemption. For investments that have been made by check, payment on redemption requests may be delayed until the Transfer Agent is reasonably satisfied that the purchase payment has been collected by the Trust (which may require up to 10 business days). To avoid redemption delays, purchases may be made by cashiers or certified check or by direct wire transfers.

A redemption request will be considered to be received in "good order" if:

o the number or amount of shares and the class of shares to be redeemed and shareholder account number have been indicated;

o any written request is signed by a shareholder and by all co-owners of the account with exactly the same name or names used in establishing the account;

o any written request is accompanied by certificates representing the shares that have been issued, if any, and the certificates have been endorsed for transfer exactly as the name or names appear on the certificates or an accompanying stock power has been attached; and

o the signatures on any written redemption request of $100,000 or more and on any certificates for shares (or an accompanying stock power) have been guaranteed by a national bank, a state bank that is insured by the Federal Deposit Insurance Corporation, a trust company or by any member firm of the New York, American, Boston, Chicago, Pacific or Philadelphia Stock Exchanges. Signature guarantees also will be accepted from savings banks and certain other financial institutions that are deemed acceptable by U.S. Bancorp Fund Services, LLC, as transfer agent, under its current signature guarantee program.

The right of redemption may be suspended or the date of payment postponed for any period during which (1) the NYSE is closed (other than customary weekend or holiday closings); (2) trading on the NYSE is restricted; (3) situations where an emergency exists as a result of which it is not reasonably practicable for a Fund fairly to determine the value of its net assets or disposal of the Fund's securities is not reasonably practicable; or (4) the SEC has issued an order for the protection of Fund shareholders.


                               EXCHANGE PRIVILEGE

An exchange is effected through the redemption of the shares tendered for exchange and the purchase of shares being acquired at their respective net asset values as next determined following receipt by the Fund whose shares are being exchanged of (1) proper instructions and all necessary supporting documents or (2) a telephone request for such exchange in accordance with the procedures set forth in the Prospectuses and below. Telephone requests for an exchange received by the Fund before the close of regular trading on the NYSE will be effected at the close of regular trading on that day. Requests for an exchange received after the close of regular trading will be effected on the NYSE's next trading day. Due to the volume of calls or other unusual circumstances, telephone exchanges may be difficult to implement during certain time periods.

The Trust reserves the right to reject any order to acquire its shares through exchange or otherwise to restrict or terminate the exchange privilege at any time. In addition, the Trust may terminate this exchange privilege upon 60 days' notice.


                             PERFORMANCE INFORMATION

From time to time, the Fund may advertise its average annual total return and compare its performance to that of other mutual funds with similar investment objectives and to relevant indices. Performance information is computed separately for the Fund in accordance with the methods discussed below.

The Fund may include the total return of its classes in advertisements or other written material. When the Fund advertises the total return of its shares, it will be calculated for the one-, five-, and ten-year periods or, if such periods have not yet elapsed, the period since the establishment of that Fund. The Fund's performance data quoted in reports, advertising and other promotional materials represents past performance and is not intended to indicate future performance. The investment return and principal value for the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original costs.

COMPARATIVE INFORMATION
-----------------------

From time to time, the Fund's performance may be compared with (1) data (that may be expressed as rankings or ratings) published by independent services or publications (including newspapers, newsletters, and financial periodicals) that monitor the performance of mutual funds, such as Lipper Analytical Services, Inc., C.D.A. Investment Technologies, Inc., Wiesenberger Investment Companies Service, Investment Company Data Inc., Morningstar, Inc., Micropal Incorporated, and quarterly mutual fund rankings by Money, Fortune, Forbes, Business Week, Personal Investor, and U.S. News & World Report magazines, The Wall Street Journal, The New York Times, Kiplinger's Personal Finance, and Barron's Newspaper, or (2) recognized stock and other indices, such as the S&P 500 Index, the Dow Jones Industrial Average(SERVICEMARK) ("DJIA"), the Nasdaq 100 Index(TRADEMARK) ("NDX"), the CBS Market Watch Index(TRADEMARK) ("Marketwatch 75") and various other domestic, international or global indices. The S&P 500 Index is a broad index of common stock prices, while the DJIA represents a narrower segment of industrial companies. Each assumes reinvestment of distributions and is calculated without regard to tax consequences or operating expenses.

In  addition,  the Fund's  total  return may be compared to the  performance  of broad groups of comparable mutual funds with similar investment objectives, as such performance is tracked and published by such independent organizations as Lipper Analytical Services, Inc. ("Lipper"), and CDA Investment Technologies, Inc. When Lipper's tracking results are used, the Fund will be compared to Lipper's appropriate fund category, that is, by fund objective and portfolio holdings. Since the assets in all mutual funds are always changing, the Fund may be ranked within one Lipper asset-size class at one time and in another Lipper asset-size class at some other time. Footnotes in advertisements and other marketing literature will include the time period and Lipper asset-size class, as applicable, for the ranking in question. Performance figures are
based  on   historical   results  and  are  not  intended  to  indicate   future
performance.

TOTAL RETURN COMPUTATIONS
-------------------------

For purposes of quoting and comparing the performance of the Fund to that of other mutual funds and to other relevant market indices in advertisements or in reports to shareholders, performance for the Fund may be stated in terms of total return. Such average annual total return quotes for the Fund are calculated according to the following formula:
                                        n
                                  P(1+T) =ERV

      Where:    P =  a hypothetical initial payment of $1,000
                T =  average annual total return
                n =  number of years (either 1, 5 or 10)
              ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year periods, as applicable, at the end of that period

Under the foregoing formula, the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertising for publication, and will cover 1, 5 and 10 year periods or a shorter period dating from the commencement of the Fund's operations. In calculating the ending redeemable value, all dividends and distributions by the Fund are assumed to have been reinvested at net asset value on the reinvestment dates during the period. Total return, or "T" in the formula above, is computed by finding the average annual compounded rates of return over the 1, 5 and 10 year periods (or fractional portion thereof) that would equate the initial amount invested to the ending redeemable value.

From time to time, the Fund also may include in such advertising a total return figure that is not calculated according to the formula set forth above in order to compare more accurately the performance of the Fund with other measures of investment return. For example, in comparing the total return of the Fund with data published by Lipper or with market indices, the Fund calculates its aggregate total return for the specified periods of time by assuming an investment of $10,000 in Fund shares and assuming the reinvestment of each dividend or other distribution at net asset value on the reinvestment date. Percentage increases are determined by subtracting the initial value of the investment from the ending value and by dividing the remainder by the beginning value.

AVERAGE ANNUAL TOTAL RETURN (after Taxes on Distributions) - The Fund's quotations of average annual total return (after taxes on distributions) reflects the average annual compounded rate of return on an assumed investment of $1,000 that equates the initial amount invested to the value of the investment after taxes on distributions according to the following formula:
                                      (n)
                              P(1 + T)    = ATV
   Where:                                      (D)
                  "P"        =    represents a hypothetical  initial investment
                                  of $1,000;
                  "T"        =    represents average annual total return;
                  "n"        =    represents the number of years; and

                  "ATV   "   =    represents    the   ending   value   of   the
                      (D)         hypothetical  initial  investment after taxes
                                  on   distributions,   not   after   taxes  on
                                  redemption.      Dividends      and     other
                                  distributions  are  assumed to be  reinvested
                                  in  shares  at the  prices  in  effect on the
                                  reinvestment  dates.  ATV(D(SUBSCRIPT)) will
                                  be  adjusted  to  reflect   the  effect of any
                                  absorption of Fund expenses by the Investment
                                  Adviser.

AVERAGE  ANNUAL TOTAL RETURN  (after Taxes on  Distributions  and  Redemption) -
The  Fund's   quotations  of  average   annual  total  return  (after  taxes  on
distributions and redemption) reflects the average annual compounded rate of return on an assumed investment of $1,000 that equates the initial amount invested to the ending redeemable value after taxes on distributions and redemptions according to the following formula:
                                        (n)
                                P (1+ T)    = ATV
                                                 (DR)
   Where:
                  "P"        =    represents a hypothetical  initial investment
                                  of $1,000;
                  "T"        =    represents average annual total return;
                  "n"        =    represents the number of years; and

                  "ATV    "  =    represents  the  ending  redeemable  value of
                      (DR)        the  hypothetical   initial  investment  after
                                  taxes   on   distributions   and   redemption.
                                  Dividends and other  distributions are assumed
                                  to be  reinvested  in shares at the  prices in
                                  effect    on    the    reinvestment     dates.
                                  ATV(DR(SUBSCRIPT))   will  be   adjusted  to
                                  reflect the effect of any absorption of Fund expenses by the Investment Adviser.

Prior to the date of this SAI, the Fund has not been offered to the public and do not have current shareholders.


                        SHAREHOLDER AND OTHER INFORMATION

SHAREHOLDER INFORMATION
-----------------------

Each share of the Fund gives the shareholder one vote in matters submitted to shareholders for a vote. Each series has equal voting rights, except that, in matters affecting only a particular series, only shares of that series are entitled to vote. Share voting rights are not cumulative, and shares have no preemptive or conversion rights. Shares are not transferable. As a Massachusetts business trust, the Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in a Trust's or the Fund's operation and for the election of Trustees under certain circumstances. Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting of shareholders shall be called by the Trustees upon the written request of shareholders owning at least 10% of a Trust's outstanding shares.

OTHER INFORMATION
-----------------

MASTER/FEEDER STRUCTURE OPTION. The Fund may in the future operate under a master/feeder structure. This means that the Fund would be a "feeder" fund that attempts to meet its objective by investing all its investable assets in a "master" fund with the same investment objective. The "master" fund would purchase securities for investment. It is expected that any such investment company would be managed by Rafferty in substantially the same manner as the Fund. If permitted by law at that time, the Board may approve the implementation of such a structure for the Fund without seeking shareholder approval. However, the Trustees' decision will be made only if the investments in the master funds are in the best interests of the Fund and its shareholders. In making that determination, the Trustees will consider, among other things, the benefits to shareholders and/or the opportunity to reduce costs and achieve operational efficiencies. You also will receive 30 days notice prior to the implementation of the master/feeder structure. Under the Code, as currently interpreted by the Internal Revenue Service, the Funds may not operate under a master/feeder structure and satisfy the diversification requirements described in the next section.

                    DIVIDENDS, OTHER DISTRIBUTIONS AND TAXES

DIVIDENDS AND OTHER DISTRIBUTIONS
---------------------------------

Dividends from net investment income and any distributions of realized net capital gains are as described in the Prospectuses under "Distributions and Taxes." All distributions from the Fund normally are automatically reinvested without charge in additional shares to the Fund.

TAXES
-----

REGULATED INVESTMENT COMPANY STATUS. The Fund is treated as a separate corporation for Federal income tax purposes and will seek to qualify for treatment as a regulated investment company under Subchapter M of the Code
("RIC"). Because of the investment strategies of the Fund, there can be no assurance that any Fund will qualify as a RIC. If the Fund so qualifies and satisfies the distribution requirement under the Code (described in the following paragraph) for a taxable year, the Fund will not be subject to Federal income tax on the part of its investment company taxable income (generally consisting of net investment income, net short-term capital gains and net gains from certain foreign currency transactions, all determined without regard to any deduction for dividends paid) and net capital gain it distributes to its shareholders for that year. If the Fund fails to qualify for treatment as a RIC for any taxable year, (a) its taxable income, including net capital gain, will be taxed at corporate income tax rates (up to 35%) and it will not receive a deduction for distributions to its shareholders, (b) the shareholders would treat all those distributions, including distributions of net capital gain, as dividends (that is, ordinary income) to the extent of the Fund's earnings and profits and (c) most importantly, each insurance company separate account invested therein would fail to satisfy the diversification requirements of section 817(h) of the Code (described below), with the result that the Contracts supported by that account would no longer be eligible for tax deferral.

To  qualify  for   treatment  as  a  RIC,  the  Fund  must   distribute  to  its
shareholders for each taxable year at least 90% of its investment company taxable income ("Distribution Requirement") and must meet several additional
requirements.   For  the  Fund,  these   requirements   include  the  following:
(1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in securities or those currencies ("Income Requirement"); and (2) at the close of each quarter of the Fund's taxable year, (i) at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government Securities, securities of other RICs and other securities, with those other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities, and (ii) not more than 25% of the value of its total assets may be invested in securities (other than U.S. Government Securities or the securities of other RICs) of any one issuer (collectively, "Diversification Requirements").

Although the Fund intends to satisfy the foregoing requirements, there is no assurance that the Fund will be able to do so. The investment by the Fund primarily in options and futures positions entails some risk that such the Fund might fail to satisfy the Diversification Requirements. There is some uncertainty regarding the valuation of such positions for purposes of those requirements; accordingly, it is possible that the method of valuation used by the Fund, pursuant to which it would be treated as satisfying the
Diversification Requirements, would not be accepted in an audit by the Internal Revenue Service, which might apply a different method resulting in disqualification of the Fund.

DERIVATIVES STRATEGIES. The use of derivatives strategies, such as writing (selling) and purchasing options and futures contracts and entering into forward currency contracts, involves complex rules that will determine for income tax purposes the amount, character and timing of recognition of the gains and losses the Fund realizes in connection therewith. Gain from the disposition of foreign currencies (except gains that may be excluded by future regulations), and gains from options, futures and forward currency contracts derived by the Fund with respect to its business of investing in securities or foreign currencies, will be treated as qualifying income under the Income Requirement.

Code section 1092 (dealing with straddles) also may affect the taxation of derivatives in which the Fund may invest. That section defines a "straddle" as offsetting positions with respect to actively traded personal property; for these purposes, options, futures and forward contracts are positions in personal property. Under that section, any loss from the disposition of a position in a straddle may be deducted only to the extent the loss exceeds the unrealized gain on the offsetting position(s) of the straddle. In addition, these rules may postpone the recognition of loss that otherwise would be recognized under the mark-to-market rules discussed above. The regulations under section 1092 also provide certain "wash sale" rules, which apply to transactions where a position is sold at a loss and a new offsetting position is acquired within a prescribed period, and "short sale" rules applicable to straddles. If the Fund makes certain elections, the amount, character and timing of recognition of gains and losses from the affected straddle positions would be determined under rules that vary according to the elections made. Because only a few of the regulations implementing the straddle rules have been promulgated, the tax consequences to the Fund of straddle transactions are not entirely clear.

If a call option  written by the Fund lapses  (I.E.,  terminates  without  being exercised), the amount of the premium it received for the option will be short-term capital gain. If the Fund enters into a closing purchase transaction with respect to a written call option, it will have a short-term capital gain or loss based on the difference between the premium it received for the option it wrote and the premium it pays for the option it buys. If such an option is exercised and the Fund thus sells the securities or futures contract subject to the option, the premium the Fund received will be added to the exercise price to determine the gain or loss on the sale. If a call option purchased by a Fund lapses, it will realize short-term or long-term capital loss, depending on its holding period for the security or futures contract subject thereto. If the Fund exercises a purchased call option, the premium it paid for the option will be added to the basis of the subject securities or futures contract.

If the Fund has an "appreciated financial position" - generally, an interest (including an interest through an option, futures or forward contract or short sale) with respect to any stock, debt instrument (other than "straight debt") or partnership interest the fair market value of which exceeds its adjusted basis - and enters into a "constructive sale" of the position, the Fund will be treated as having made an actual sale thereof, with the result that it will recognize gain at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract or a futures or forward contract entered into by the Fund or a related person with respect to the same or substantially identical property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially identical property will be deemed a constructive sale. The foregoing will not apply, however, to any transaction by the Fund during any taxable year that otherwise would be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and the Fund holds the appreciated financial position unhedged for 60 days after that closing (I.E., at no time during that 60-day period is the Fund's risk of loss regarding that position reduced by reason of certain specified transactions with respect to substantially identical or related property, such as having an option to sell, being contractually obligated to sell, making a short sale or granting an option to buy substantially identical stock or securities).

                              FINANCIAL STATEMENTS

Prior to the date of this Statement of Additional Information the Fund had not commenced operations.

                                   APPENDIX A

                                  POTOMAC FUNDS
                      PROXY VOTING POLICIES AND PROCEDURES


The Potomac Funds have adopted the following guidelines (the "Guidelines") pursuant to which the Funds' investment adviser, Rafferty Asset Management ("RAM"), in the absence of special circumstances, generally shall vote proxies. These Guidelines are designed to reasonably ensure that proxies are voted in the best interest of the shareholders of the Funds.


I. DUTY TO VOTE PROXIES
   --------------------

      RAM views seriously its responsibility to exercise voting authority over securities that are owned by the Funds.

   A. It is the policy of RAM to review each proxy statement on an individual basis and to vote exclusively with the goal to best serve the financial interests of the Funds' shareholders.

   B. To  document  that  proxies  are  being  voted,  RAM  will  keep a  record reflecting when and how each proxy is voted. RAM will keep and maintain such records consistent with the requirements of Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended ("Advisers Act"), and other applicable regulations. RAM will make its proxy voting history and policies and procedures available to shareholders upon request. The proxy voting history and policies and procedures will be available via our website, WWW.POTOMACFUNDS.COM, or in written form. If requested in written form, the proxy voting history and policies and procedures shall be sent to a shareholder within three business days of such a request. To request a written copy, shareholders, or their agents, may contact RAM at (800) 851-0511 or by writing to the Funds at PO Box 1993, Milwaukee, Wisconsin 53201.

II.   GUIDELINES FOR VOTING PROXIES
      -----------------------------

   RAM will generally vote proxies so as to promote the long-term economic value of the underlying securities, and generally will follow the Guidelines provided below. Each proxy proposal should be considered on its own merits, and an independent determination will be made whether to support or oppose management's position. RAM believes that the recommendation of management should be given substantial weight, but RAM will not support management proposals that may be detrimental to the underlying financial value of a stock.

   The Potomac Funds portfolio management department will be responsible for administrating and overseeing the proxy voting process.

   The Guidelines set forth below deal with the two basic categories of proxy proposals. While they are not exhaustive, they do provide a good indication of RAM's general approach to a wide range of issues.

   RAM usually will oppose proposals that dilute the economic interest of shareholders, reduce shareholders' voting rights, or otherwise limit their authority. Proxies will be voted in what is believed to be in the fund shareholders' best interest and not necessarily always with management. Each situation is considered individually within the general guidelines. Routine proposals normally are voted based on the recommendation of the issuer's management. Non-routine proposals that could meaningfully impact the position of existing shareholders are given special consideration and voted in a manner that is believed to support the interests of the funds' shareholders.

            1.    ROUTINE PROPOSALS
                  -----------------

            Routine proposals are those that do not propose to change the structure, bylaws, or operations of the corporation to the detriment of the shareholders. Given the routine nature of these proposals, proxies will nearly always be voted with management. Traditionally, routine proposals include:

                   o  Approval of auditors
                   o  Election of directors and officers of the corporation
                   o  Indemnification provisions for directors
                   o  Liability limitations of directors
                   o  Name changes
                   o  Declaring stock splits
                   o  Elimination of preemptive rights
                   o  Incentive compensation plans
                   o  Changing  the  date  and/or  the  location  of the  annual meetings
                   o  Minor  amendments  to  the  articles  of  incorporation
                   o  Employment   contracts   between   the   company  and  its
                      executives and remuneration for directors
                   o  Automatic dividend reinvestment plans
                   o Retirement plans, pensions plans and profit sharing plans, creation of and amendments thereto

            2.    NON-ROUTINE PROPOSALS
                  ---------------------

            These proposals are more likely to affect the structure and operations of the corporation and, therefore, will have a greater impact on the value of the stock. The portfolio voting the proxy will review each issue in this category on a case-by-case basis. RAM will be especially critical of lavish executive compensation and highly priced merger acquisition proposals, which would tend to lower future corporate earnings potential.


            Non-routine proposals typically include:

                   o  Mergers and acquisitions
                   o  Restructuring
                   o  Re-incorporation or formation
                   o  Changes in capitalization
                   o  Increase or decrease in number of directors
                   o  Increase or decrease in preferred stock
                   o  Increase or decrease in common stock
                   o  Stock option plans or other compensation plans
                   o  Social issues
                   o  Poison pills
                   o  Golden parachutes
                   o  Greenmail
                   o  Supermajority voting
                   o  Board classification without cumulative voting
                   o  Confidential voting

      RAM will typically accept management's recommendations on shareholder proposed social issues, since it does not have the means to either evaluate the economic impact of such proposals, or determine a consensus among shareholders' social and political viewpoints.


III.  CONFLICTS OF INTERESTS
      ----------------------

   RAM and affiliated companies' business lines, limited to that of investment advisor to mutual funds and retail broker/dealer, preclude any potential material conflicts of interests between RAM and Potomac Funds' shareholders. Neither RAM, nor its affiliates underwrite securities or own stock shares.


IV.   RECORDKEEPING AND REPORTING
      ---------------------------

RAM is  required  to  maintain  records of  proxies  voted  pursuant  to Section
   204(2) of the Advisers Act and Rule 204-2(c) thereunder. RAM will maintain and make available to fund shareholders for review a copy of its proxy voting policies and procedures, a record of each vote cast, and each written and verbal shareholder request for proxy voting records. In addition, RAM will maintain appropriate proxy voting records for the Funds in compliance with applicable regulations under the Investment Company Act of 1940, as amended.

      Proxy voting books and records are maintained by RAM for five years, the first two years can be accessed via the Funds' website, WWW.POTOMACFUNDS.COM, or requested in written form. If requested in written form, the proxy voting history and policies and procedures shall be sent to a shareholder within three business days of such a request. To request a written copy, shareholders, or their agents, may contact RAM at (800) 851-0511 or by writing to the Funds at PO Box 1993, Milwaukee, Wisconsin 53201. A copy of the twelve-month voting history of the Funds will be made available on the SEC's website at HTTP://WWW.SEC.GOV beginning August 1, 2004 for the twelve-month period beginning July 1, 2003, in accordance with applicable regulations under the 1940 Act.


Effective July 1, 2003

                                THE POTOMAC FUNDS

                            PART C OTHER INFORMATION
                            ------------------------

Item 23.    Exhibits
            --------

            (a)         Declaration of Trust*

            (b)         By-Laws*

            (c)         Voting trust agreement - None

            (d)(i)(A)   Form of Investment Advisory Agreement**

               (i)(B)   Amendment to Schedule A to Investment Advisory Agreement
                        - filed herewith

               (ii)(A)  Investment   Subadvisory   Agreement  between  Gustafson
                        Baxter Financial Services, Inc. and Rafferty Asset Management, LLC^^

               (ii)(B)  Form  of  Investment   Subadvisory   Agreement   between
                        Portfolio   Strategies,    Inc.   and   Rafferty   Asset
                        Management, LLC - to be filed

               (ii)(C)  Investment   Subadvisory   Agreement   between   Horizon
                        Investments LLC and Rafferty Asset Management, LLC - filed herewith

               (iii)(A) Form of Fund Administration Servicing Agreement**

               (iii)(B) Addendum to Fund Administration Servicing Agreement^^

            (e)(i) Form of Distribution Agreement between the Potomac Funds and Rafferty Capital Markets, Inc.***

               (ii)     Form of Dealer Agreement+++

            (f)         Bonus, profit sharing contracts - None

            (g)(i)      Form of Custodian Agreement**

               (ii)     Addendum to Custodian Agreement^^

            (h)(i)(A)   Form of Transfer Agent Agreement**

               (i)(B)   Addendum to Transfer Agent Agreement^^

               (ii)(A)  Form of Fund Accounting Servicing Agreement**

               (ii)(B)  Addendum to Fund Accounting Servicing Agreement^^

               (iii)    Form of Fulfillment Servicing Agreement**

            (i)         Opinion and consent of counsel - filed herewith

            (j)(i)      Consent of Independent Auditors - filed herewith

               (ii)     Power of attorney for Kevin G. Boyle^^

            (k)         Financial statements omitted from prospectus - None

            (l)         Letter of investment intent**

            (m)(i)      Investor Class Plan pursuant to Rule 12b-1+++

               (ii) Amended Schedule A to Investor Class Plan pursuant to Rule 12b-1^^

               (iii)    Advisor Class Plan pursuant to Rule 12b-1+++

               (iv) Amended Schedule A to Adviser Class Plan pursuant to Rule 12b-1^^

               (v)      Broker Class Plan pursuant to Rule 12b-1+++

               (vi) Amended Schedule A to Investor Class Plan pursuant to Rule 12b-1^^

            (n)         Plan pursuant to Rule 18f-3 - filed herewith

            (o)         Reserved

            (p)(i) Code of Ethics of the Potomac Funds, Potomac Insurance Trust and Rafferty Asset Management, LLC^

               (ii)     Code of Ethics of Gustafson Baxter  Financial  Services,
                        Inc.^^

               (iii) Code of Ethics of Portfolio Strategies, Inc. - to be filed

               (iv) Code of Ethics of Horizon Investments LLC - filed herewith

               (v) Code of Ethics for Rafferty Capital Markets, LLC - to be filed

----------
* Incorporated herein by reference from the Trust's Initial Registration Statement on Form N-1A filed with the Securities and Exchange Commission on June 6, 1997 via EDGAR, Accession No. 0000898432-97-000314.

** Incorporated herein by reference from the Pre-effective Amendment No. 1 to the Trust's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on September 17, 1997 via EDGAR, Accession No. 0000898432-97-000410.

*** Incorporated herein by reference from the Post-effective Amendment No. 1 to the Trust's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on June 15, 1998 via EDGAR, Accession No. 0000898432-98-000498.

++ Incorporated herein by reference from the Post-effective Amendment No. 2 to the Trust's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on November 30, 1998 via EDGAR, Accession No. 0000898432-98-000804.

+++ Incorporated herein by reference from the Post-effective Amendment No. 5 to the Trust's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on November 15, 1999 via EDGAR, Accession No. 0000898432-99-001069.

^ Incorporated herein by reference from the Post-effective Amendment No. 6 to the Trust's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on December 29, 2000 via EDGAR, Accession No. 0000898432-00-000874.

^^ Incorporated herein by reference from the Post-effective Amendment No. 12 to the Trust's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on December 31, 2002 via EDGAR, Accession No. 0000950134-02-016216.

Item 24.    Persons Controlled by or Under Common Control With Registrant
            -------------------------------------------------------------

            None.


Item 25.    Indemnification
            ---------------

      Article XI, Section 2 of the Trust's Declaration of Trust provides that:

      (a) Subject to the exceptions and limitations contained in paragraph (b) below:

            (i) every person who is, or has been, a Trustee or officer of the Trust (hereinafter referred to as a "Covered Person") shall be indemnified by the Trust and/or by the appropriate Series to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him or her in connection with any claim, action, suit or proceeding in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been a Covered Person and against amounts paid or incurred by him or her in the settlement thereof;

            (ii) the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened while a Covered Person is in office or thereafter, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

      (b)   No indemnification shall be provided hereunder to a Covered Person:

            (i) who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office or (B) not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Trust; or

            (ii) in the event of a settlement, unless there has been a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, (A) by the court or other body approving the settlement; (B) by at least a majority of those Trustees who are neither Interested Persons of the Trust nor parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry or full investigation); or (C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry); provided, however, that any Shareholder may, by appropriate legal proceedings, challenge any such determination by the Trustees, or by independent legal counsel.

      (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law.

      (d) Expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this Section 2 may be paid by the Trust from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him or her to the Trust if it is ultimately determined that he or she is not entitled to indemnification under this Section 2; provided, however, that:

            (i) such Covered Person shall have provided appropriate security for such undertaking,

            (ii) the Trust is insured against losses arising out of any such advance payments, or

            (iii) either a majority of the Trustees who are neither interested persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under this Section 2.

      According to Article XII, Section 1 of the Declaration of Trust, the Trust is a trust and not a partnership. Trustees are not liable personally to any person extending credit to, contracting with or having any claim against the Trust, a particular Series or the Trustees. A Trustee, however, is not protected from liability due to willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

      Article XII, Section 2 provides that, subject to the provisions of Section 1 of Article XII and to Article XI, the Trustees are not liable for errors of judgment or mistakes of fact or law, or for any act or omission in accordance with advice of counsel or other experts or for failing to follow such advice.

Item 26.    Business and Other Connections of Investment Adviser
            ----------------------------------------------------

      Rafferty Asset Management, LLC (the "Adviser"), 500 Fifth Avenue, Suite 415, New York 10110, offers investment advisory services. Information as to the officers and directors of the Adviser is included in its current Form ADV filed with the Securities and Exchange Commission (Registration Number 801-54679).

      Gustafson Baxter Financial Services, Inc. ("GBFS"), 3934 North Hampton Drive, Powell, Ohio 43065, offers investment advisory services. Information as to the officers and directors of GBFS is included in its current Form ADV filed with the Securities and Exchange Commission (Registration Number 801-44147).

      Portfolio Strategies, Inc. ("PSI"), 1102 Broadway, #302, Tacoma, Washington 98402, offers investment advisory services. Information as to the officers and directors of PSI is included in its current Form ADV filed with the Securities and Exchange Commission (Registration Number 801-18475).

      Horizon Investments, LLC ("Horizon"), 1233 Washington Street, Suite 801, Columbia, South Carolina, 29201, offers investment advisory services. Information as to the officers and directors of Horizon is included in its current Form ADV filed with the Securities and Exchange Commission (Registration Number 801-57316).

Item 27.    Principal Underwriter
            ---------------------

      (a) Rafferty Capital Markets, LLC, 59 Hilton Avenue, Garden City, New York 11530, serves as principal underwriter for the Potomac Funds, Badgley Funds, Berkshire Funds, Bremer Funds, Marketocracy Funds, Kirr Marbach Funds, Leuthold Funds, Texas Capital Value Funds.

      (b)   The director and officers of Rafferty Capital Markets, LLC are:


                              Positions and Offices with  Position and Offices
      Name                          Underwriter             With Registrant
------------------            ---------------------       ----------------------

Thomas A. Mulrooney                President            Chief Operating Officer


Lawrence C. Rafferty               Director             Chief Executive Officer,
                                                        Chairman of the Board
                                                        of Trustees

Stephen P. Sprague                 CFO                  Treasurer and Secretary


The principal business address of each of the persons listed above is 59 Hilton Avenue, Garden City, New York 11530.


Item 28.    LOCATION OF ACCOUNTS AND RECORDS
            --------------------------------

      The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 are maintained in the physical possession of the Potomac Funds' investment adviser, subadviser, administrator, custodian, subcustodian, or transfer agent.

Item 29.    MANAGEMENT SERVICES
            -------------------

      Not applicable.


Item 30.    UNDERTAKINGS
            ------------

      Registrant hereby undertakes to furnish each person to whom a prospectus is delivered a copy of its latest annual report to Shareholders, upon request and without charge.

                                   SIGNATURES


      Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 15 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York on August 22, 2003. No other material event requiring disclosure has occurred since the latest of the three dates specified in Rule 485(b)(2).


                                    POTOMAC FUNDS

                                    By:   Lawrence C. Rafferty*
                                         -------------------------
                                          Lawrence C. Rafferty
                                          Chief Executive Officer

Attest:

/s/ Jesse J. Noel
-----------------------
Jesse J. Noel
Chief Financial Officer


      Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 15 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.



SIGNATURE                           TITLE                       DATE
---------                           -----                       ----


Lawrence C. Rafferty*               Chief Executive Officer     August 22, 2003
------------------------
Lawrence C. Rafferty


Jay F. Higgins*                     Trustee                     August 22, 2003
---------------------
Jay F. Higgins


Daniel J. Byrne*                    Trustee                     August 22, 2003
---------------------
Daniel J. Byrne


Kevin G. Boyle*                     Trustee                     August 22, 2003
---------------------
Kevin G. Boyle


Gerald E. Shanley III*              Trustee                     August 22, 2003
------------------------
Gerald E. Shanley III


/s/ Jesse J. Noel                   Chief Financial Officer     August 22, 2003
-----------------
Jesse J. Noel


*By: Daniel D. O'Neill
     -----------------
     Daniel D. O'Neill,
     Attorney-in Fact

                                INDEX TO EXHIBITS

Exhibit
Number      Description                                                    Page
------      -----------                                                    ----

(a)         Declaration of Trust*

(b)         By-Laws*

(c)         Voting trust agreement - None

(d)(i)(A)   Form of Investment Advisory Agreement**


   (i)(B) Amendment to Schedule A to Investment Advisory Agreement - filed herewith


   (ii)(A) Investment Subadvisory Agreement between Gustafson Baxter Financial Services, Inc. and Rafferty Asset Management, LLC^^

   (ii)(B) Form of Investment Subadvisory Agreement between Portfolio Strategies, Inc.and Rafferty Asset Management, LLC - to be filed


   (ii)(C)  Investment    Subadvisory    Agreement   between   Horizon
            Investments LLC and Rafferty Asset Management, LLC - filed herewith


   (iii)(A) Form of Fund Administration Servicing Agreement**

   (iii)(B) Addendum to Fund Administration Servicing Agreement^^

(e)(i) Form of Distribution Agreement between the Potomac Funds and Rafferty Capital Markets, Inc.***

   (ii)     Form of Dealer Agreement+++

(f)         Bonus, profit sharing contracts - None

(g)(i)      Form of Custodian Agreement**

   (ii)     Addendum to Custodian Agreement^^

(h)(i)(A)   Form of Transfer Agent Agreement**

   (i)(B)   Addendum to Transfer Agent Agreement^^

   (ii)(A)  Form of Fund Accounting Servicing Agreement**

   (ii)(B)  Addendum to Fund Accounting Servicing Agreement^^

   (iii)    Form of Fulfillment Servicing Agreement**


(i)         Opinion and consent of counsel - filed herewith

(j)(i)      Consent of Independent Auditors - filed herewith

Exhibit
Number      Description                                                    Page
------      -----------                                                    ----

   (ii)     Power of attorney for Kevin G. Boyle^^

(k)         Financial statements omitted from prospectus - None

(l)         Letter of investment intent**

(m)(i)      Investor Class Plan pursuant to Rule 12b-1+++

   (ii)     Amended Schedule A to Investor Class Plan pursuant to Rule
            12b-1^^

   (iii)    Advisor Class Plan pursuant to Rule 12b-1+++

   (iv)     Amended  Schedule A to Adviser Class Plan pursuant to Rule
            12b-1^^

   (v)      Broker Class Plan pursuant to Rule 12b-1+++

   (vi)     Amended Schedule A to Investor Class Plan pursuant to Rule
            12b-1^^


(n)         Plan pursuant to Rule 18f-3 - filed herewith


(o)         Reserved

(p)(i) Code of Ethics of the Potomac Funds, Potomac Insurance Trust and Rafferty Asset Management, LLC^

   (ii)     Code of Ethics of  Gustafson  Baxter  Financial  Services,
            Inc.^^

   (iii)    Code of Ethics of Portfolio Strategies, Inc. - to be filed

   (iv)     Code of Ethics of Horizon Investments LLC - filed herewith

   (v) Code of Ethics for Rafferty Capital Markets, LLC - to be filed

-------
* Incorporated herein by reference from the Trust's Initial Registration Statement on Form N-1A filed with the Securities and Exchange Commission on June 6, 1997 via EDGAR, Accession No. 0000898432-97-000314.

** Incorporated herein by reference from the Pre-effective Amendment No. 1 to the Trust's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on September 17, 1997 via EDGAR, Accession No. 0000898432-97-000410.

*** Incorporated herein by reference from the Post-effective Amendment No. 1 to the Trust's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on June 15, 1998 via EDGAR, Accession No. 0000898432-98-000498.

++ Incorporated herein by reference from the Post-effective Amendment No. 2 to the Trust's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on November 30, 1998 via EDGAR, Accession No. 0000898432-98-000804.

+++ Incorporated herein by reference from the Post-effective Amendment No. 5 to the Trust's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on November 15, 1999 via EDGAR, Accession No. 0000898432-99-001069.

^ Incorporated herein by reference from the Post-effective Amendment No. 6 to the Trust's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on December 29, 2000 via EDGAR, Accession No. 0000898432-00-000874.

^^ Incorporated herein by reference from the Post-effective Amendment No. 12 to the Trust's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on December 31, 2002 via EDGAR, Accession No. 0000950134-02-016216.